                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/31

Date of reporting period: 12/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)    DESCRIPTION                                                                       COUPON      MATURITY         VALUE
------------------------------------------------------------------------------------------------------------------------------------

         CALIFORNIA MUNICIPAL BONDS    98.4%
$1,925   Alhambra, CA City Elem Sch Dist Cap Apprec Ser A (FSA Insd) (a)                        *      09/01/20     $    919,091
 1,000   Anaheim, CA Pub Fin Auth Rev Elec Sys Generation Ser B Rfdg (FSA Insd)             5.000%     10/01/16        1,080,200
 2,000   Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse Fltg) (MBIA Insd) (b)             11.272      12/28/18        2,522,760
 2,070   Anaheim, CA Uni High Sch Dist Ser A (Prerefunded @ 08/01/12) (FSA Insd)            5.000      08/01/25        2,161,349
 1,430   Bay Area Govt Assn CA Lease Rev Cap Proj Ser A (AMBAC Insd) (a)                    5.250      07/01/17        1,574,673
 2,735   Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (a)                  5.000      09/01/29        2,811,908
 1,070   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                            5.250      08/01/24        1,162,694
 1,000   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                            5.000      08/01/28        1,038,140
 1,730   Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA Insd) (a)                           5.500      08/01/17        1,935,403
 1,850   Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA Insd) (a)                           5.500      08/01/18        2,069,650
   955   Calexico, CA Cmnty Redev Agy Tax Alloc Merged Cent Bus &
         Residential Ser C (AMBAC Insd)                                                     5.000      08/01/28          989,523

 7,000   California Edl Fac Auth Rev Univ Of The Pacific (MBIA Insd)                        5.875      11/01/20        7,929,180
 2,000   California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdgs
         First Lien Ser A (FGIC Insd)                                                       5.000      07/01/29        2,065,000

 1,050   California Spl Dist Assn Fin Corp Ctf Partn Pgm Ser DD (FSA Insd) (a)              5.625      01/01/27        1,122,691
 1,250   California St (FGIC Insd)                                                          6.250      09/01/12        1,493,987
 2,385   California St (XLCA Insd)                                                          6.250      09/01/12        2,829,254
 1,200   California St Dept Transn Ctf Ser A Rfdg (MBIA Insd)                               5.250      03/01/16        1,288,296
 2,000   California St Dept Vet Affairs Ser A (AMBAC Insd)                                  5.300      12/01/21        2,137,000
 1,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                  5.500      05/01/16        1,127,220
 1,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                  5.375      05/01/18        1,106,500
 2,500   California St Dept Wtr Res Pwr Supply Rev Rite Ser B (Inverse Fltg)
         (Acquired 09/08/03, Cost $2,709,650) (MBIA Insd)(a)(b)(c)                          8.149      05/01/11        2,985,375

 2,500   California St Pub Wks Brd Lease Dept Corrections Ten Admin Ser A
         (AMBAC Insd)                                                                       5.250      03/01/17        2,729,525

 4,125   California St Pub Wks Brd Lease Rev CA St Univ Ser A Rfdg (AMBAC Insd)             5.500      10/01/14        4,429,631
 7,750   California St Rfdg (FGIC Insd)                                                     5.000      02/01/23        8,161,525
 1,000   California St Univ Rev & Colleges Systemwide Ser A (AMBAC Insd)                    5.375      11/01/18        1,114,820
 1,000   Carson, CA Redev Agy Redev Proj Area No 1 Tax Alloc (MBIA Insd)                    5.500      10/01/15        1,153,600
 2,000   Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Ser A Rfdg (MBIA Insd)         7.000      08/01/12        2,480,980
 3,000   Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A (MBIA Insd)                            5.250      08/01/23        3,241,230
 1,415   Cerritos, CA Cmnty College Election 2004 Ser A (MBIA Insd)                         5.000      08/01/26        1,476,807
 1,735   Cerritos, CA Cmnty College Election 2004 Ser A (MBIA Insd)                         5.000      08/01/28        1,795,708
 2,335   Chaffey, CA Union High Sch Dist Ser B (FGIC Insd)                                  5.500      08/01/16        2,616,414
 1,205   Channel Islands Beach, CA Cmnty Svcs Dist Ctf Partn CA Spl Dist
         Fin Proj BB (FSA Insd) (a)                                                         5.700      09/01/21        1,320,451

 1,160   Coachella, CA Fin Auth Tax Proj 1 & 2 Ser A Rfdg (XLCA Insd) (a)                   5.250      12/01/30        1,228,463
 3,400   Contra Costa, CA Cmnty College Election 2002 (MBIA Insd)                           5.000      08/01/29        3,521,652
 1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                                5.000      06/01/21        1,052,890
 1,300   Folsom Cordova, CA Uni Sch Dist Sch Fac Impt Dist No 2 Ser A (MBIA Insd)           5.375      10/01/17        1,452,555
 1,360   Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr Rfdg (FSA Insd) (a)                  5.000      10/01/16        1,476,960
 1,480   Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (MBIA Insd)                 5.000      09/01/21        1,545,520
 1,040   Fontana, CA Uni Sch Dist Rfdg (MBIA Insd)                                          5.250      05/01/20        1,149,335
   650   Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd)                                       5.000      06/01/17          700,277
   590   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                                 5.900      08/01/17          709,646
   630   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                                 5.900      08/01/18          761,053
   675   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                                 5.900      08/01/19          818,073
   720   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                                 5.900      08/01/20          874,188
 2,000   Glendale, CA Redev Agy Tax Ctr Glendale Redev Proj (MBIA Insd)                     5.250      12/01/20        2,189,180
 2,425   Glendora, CA Pub Fin Auth Tax Alloc Proj No 1 Ser A (MBIA Insd)                    5.000      09/01/24        2,543,898
 1,750   Hacienda La Puente, CA Uni Sch Dist Ser A (MBIA Insd)                              5.500      08/01/20        1,945,177
 2,230   Hanford, CA High Sch Dist Election 1998 Ser C (MBIA Insd) (a)                      5.700      08/01/28        2,496,262
 1,250   Hemet, CA Uni Sch Dist Ctf Partn Nutrition Ctr Proj (FSA Insd)                     5.875      04/01/27        1,354,950
 2,500   Huntington Beach, CA High Election 2004 (FSA Insd)                                 5.000      08/01/26        2,619,150
 2,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                            5.250      11/01/23        2,163,500
 1,950   Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd) (a)                       5.000      07/01/19        2,085,623
 2,000   Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Ser A Rfdg
         (AMBAC Insd)                                                                       5.250      05/01/23        2,242,440

 1,715   Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC Insd) (a)                         5.000      09/02/23        1,771,252
 2,000   La Canada, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                         5.500      08/01/28        2,194,220
 2,250   La Mesa Spring Vly, CA Sch Dist Ser A (FGIC Insd)                                  5.000      08/01/26        2,338,380
 2,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                                      5.250      09/01/24        2,166,140
 2,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                                      5.000      09/01/29        2,065,680




 2,000   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)                5.000      09/01/22        2,130,020
 1,000   Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser A (AMBAC Insd)                    5.250      08/01/16        1,101,460
 1,000   Long Beach, CA Bond Fin Auth Lease Rev Rainbow Harbor Refin Proj
         Ser A (AMBAC Insd)                                                                 5.250      05/01/24        1,079,400

 1,260   Long Beach, CA Bond Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd) (a)            5.250      11/01/16        1,399,028
 1,545   Long Beach, CA Bond Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd) (a)            5.250      11/01/20        1,684,653
 2,740   Los Angeles Cnty, CA Ctf Partn Antelope Vly Courthouse Ser A (AMBAC Insd)          5.750      11/01/16        3,095,762
 1,000   Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)                   4.750      03/01/23        1,016,070
 1,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First Tier
         Sr Ser C Rfdg (AMBAC Insd)                                                         5.000      07/01/23        1,040,170

 1,235   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop C Second Tier
         Sr Ser A Rfdg (FGIC Insd)                                                          5.000      07/01/15        1,335,998

 1,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop C Second Tier
         Sr Ser A Rfdg (FGIC Insd)                                                          5.000      07/01/16        1,081,780

 1,265   Los Angeles Cnty, CA Schs Regionalized Business Svcs Ctf Partn Cap
         Apprec Pooled Fin Ser A (AMBAC Insd)                                                   *      08/01/24          474,084

   237   Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease Ltd (FSA Insd)               7.375      12/15/06          242,615
 1,975   Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T (MBIA Insd) (a)                      5.000      02/01/19        2,097,588
 2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                               5.000      07/01/26        2,094,740
 2,380   Los Angeles, CA Mtg Rev FHA Security 8 Asstd Proj Ser A Rfdg (MBIA Insd)           6.100      07/01/25        2,395,446
 1,375   Los Angeles, CA Spl Assmt Landscaping & Ltg Dist No 96 Ser 1 (AMBAC Insd) (a)      5.000      03/01/21        1,449,786
 1,000   Los Angeles, CA Uni Sch Dist 1997 Election Ser E (Prerefunded
         @ 07/01/12) (MBIA Insd)                                                            5.500      07/01/17        1,153,370

 1,000   Lynwood, CA Uni Sch Dist 2002 Election Ser A (FSA Insd)                            5.000      08/01/27        1,039,210
 1,500   Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A (FSA Insd)                         5.250      07/01/18        1,641,945
 1,105   Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)          5.000      12/01/20        1,190,472
 2,000   Montclair, CA Redev Agy Tax Redev Proj No V Rfdg (MBIA Insd)                       5.000      10/01/20        2,125,860
 1,000   Mount Pleasant, CA Elem Sch Dist 1998 Election Ser C (FSA Insd)                    5.500      03/01/26        1,094,890
 1,570   Mountain View, CA Shoreline Tax Alloc Ser A (MBIA Insd) (a)                        5.250      08/01/16        1,733,924
   370   M-S-R Pub Pwr Agy CA San Juan Proj Rev Adj Sub Lien Ser E (MBIA Insd)              6.000      07/01/22          375,291
 2,000   Natomas, CA Uni Sch Dist Rfdg (FGIC Insd)                                          5.250      09/01/16        2,195,340
 1,250   North City West, CA Sch Fac Fin Auth Spl Tax Ser B Rfdg (FSA Insd)                 5.750      09/01/15        1,343,325
 3,915   Oak Grove, CA Sch Dist 1995 Election (FGIC Insd)                                   5.250      08/01/25        4,212,305
 1,000   Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                                   5.000      08/01/17        1,045,640
 1,300   Oceanside, CA Ctf Partn Ser A Rfdg (AMBAC Insd)                                    5.200      04/01/23        1,393,236
 1,930   Ontario, CA Redev Fin Auth Rev Proj No 1 Ctr City & Cimarron (MBIA Insd)           5.250      08/01/15        2,140,563
 3,025   Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile Justice Ctr
         Fac Rfdg (AMBAC Insd)                                                              5.375      06/01/17        3,360,866

 5,000   Orange Cnty, CA Recovery Ctfs Partn Ser A (MBIA Insd)                              5.800      07/01/16        5,350,900
 1,145   Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd)                                      5.000      10/01/25        1,202,342
 1,340   Palm Springs, CA Fin Lease Rev Convention Ctr Proj Ser A Rfdg (MBIA Insd)          5.250      11/01/19        1,464,741
 2,020   Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser AD (MBIA Insd) (a)               5.000      02/01/15        2,180,085
 1,110   Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser AD (MBIA Insd) (a)               5.000      02/01/16        1,194,815
 1,360   Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (MBIA Insd)                           6.000      04/01/19        1,649,027
 1,055   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd) (a)                   5.375      06/15/20        1,163,285
 3,000   Rancho Cucamonga, CA Redev Agy Rancho Redev Proj (MBIA Insd)                       5.375      09/01/25        3,256,860
 1,680   Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883 Ser A Rfdg (AMBAC Insd)             6.000      09/01/17        1,755,130
 1,000   Redding, CA Elec Sys Rev Ctf Partn (Inverse Fltg)(Escrowed to
         Maturity) (MBIA Insd) (b)                                                         10.981      07/01/22        1,487,890

 1,400   Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev Ser A (MBIA Insd)      5.000      09/01/23        1,483,188

 2,000   Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA Insd)                             5.625      09/01/18        2,142,520
 1,000   Riverside Cnty, CA Ctf Partn Historic Courthouse Proj (MBIA Insd)                  5.875      11/01/27        1,099,900
 1,310   Rowland, CA Uni Sch Dist Ser A (FSA Insd)                                          5.500      09/01/20        1,457,886
 1,000   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                             5.000      12/01/33        1,027,110
 1,500   San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc San Francisco
         Redev Proj Ser A (FSA Insd)                                                        5.000      08/01/15        1,595,040
 2,000   San Francisco, CA City & Cnty Second Ser Issue 26B (FGIC Insd)                     5.000      05/01/22        2,106,460
 1,000   San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)                                        5.375      03/01/17        1,109,390
 2,675   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg (MBIA Insd)         5.000      09/01/17        2,874,903
 1,000   San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)                      5.750      11/01/29        1,121,820
 1,000   San Leandro, CA Jt Proj Area Fin (MBIA Insd)                                       5.100      12/01/26        1,044,900
 1,460   San Marcos, CA Redev Agy Tax Alloc (FSA Insd)                                      5.375      08/01/25        1,588,159
 2,000   Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser A Rfdg (MBIA Insd) (a)           5.375      09/01/20        2,204,540
 2,065   Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser A Rfdg (MBIA Insd)               5.375      09/01/21        2,276,188
 2,450   Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC Insd) (a)                         5.250      02/01/23        2,655,016
 1,000   Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj Ser A (MBIA Insd)                 5.250      04/01/22        1,080,830
 1,000   South Gate, CA Pub Fin Auth South Gate Redev Proj No 1 (XLCA Insd)                 5.750      09/01/22        1,149,930
 2,750   Southern CA Pub Pwr Transmission Rev Southn Transmission Sub Ser
         A Rfdg (FSA Insd)                                                                  5.250      07/01/16        3,046,890

 1,135   Sweetwater, CA Auth Wtr Rev (FSA Insd)                                             5.250      04/01/15        1,246,990
 1,195   Sweetwater, CA Auth Wtr Rev (FSA Insd)                                             5.250      04/01/16        1,312,911
 2,150   Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (MBIA Insd)          5.125      08/01/27        2,256,941
 1,000   University of CA Rev Multi Purp Proj Ser F (FGIC Insd)                             5.000      09/01/16        1,048,980
 1,000   University of CA Rev Multi Purp Proj Ser M (FGIC Insd)                             5.125      09/01/17        1,090,780
 1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)                                   5.000      09/01/19        1,074,360
 1,540   Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA Insd)                               5.900      02/01/20        1,858,195
 2,000   Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I (FSA Insd)                           5.250      08/15/16        2,184,220
                                                                                                                    ------------






TOTAL LONG-TERM INVESTMENTS    98.4%
   (Cost $214,812,874)                                                                                               231,945,008

SHORT-TERM INVESTMENT    0.5%
     (Cost $1,100,000)                                                                                                 1,100,000
                                                                                                                    ------------


TOTAL INVESTMENTS    98.9%
   (Cost $215,912,874)                                                                                               233,045,008

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                          2,649,659
                                                                                                                    ------------

NET ASSETS    100.0%                                                                                                $235,694,667
                                                                                                                    ============


              Percentages are calculated as a percentage of net assets.

*             Zero coupon bond

(a)           The Fund owns 100% of the bond issuance.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets.

AMBAC       - AMBAC Indemnity Corp.
FGIC        - Financial Guaranty Insurance Co.
FSA         - Financial Security Assurance Inc.
MBIA        - Municipal Bond Investors Assurance Corp.
XLCA        - XL Capital Assurance Inc.

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)      DESCRIPTION                                                         COUPON          MATURITY                  VALUE
           MUNICIPAL BONDS    98.0%
           ALABAMA    1.9%
$ 2,255    Alabama St Brd Ed Rev George C Wallace Cmnty College
           (AMBAC Insd) (a)                                                     5.250%         07/01/23                 $ 2,454,387
  1,760    Alabama St Brd Ed Rev Shelton St Cmnty College Rfdg
           (AMBAC Insd)                                                         5.500          10/01/10                   1,984,910
  1,250    Alabama Wtr Pollution Ctl Auth (AMBAC Insd)                          5.500          08/15/13                   1,397,225
  2,145    Birmingham, AL Wtrwks & Swr Brd Ser A (FGIC Insd) (a)                5.000          01/01/21                   2,286,591
  4,255    Hoover, AL Wt (XLCA Insd) (a)                                        5.000          03/01/14                   4,699,605
  3,120    Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)                       5.400          06/01/22                   3,403,889
  2,500    Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)                       5.500          06/01/27                   2,709,275
  1,740    Mobile Cnty, AL Impt Wt & Rfdg (FSA Insd)                            5.250          08/01/18                   1,928,477
  2,260    Mobile Cnty, AL Impt Wt & Rfdg (FSA Insd)                            5.250          08/01/19                   2,497,187
                                                                                                                     --------------
                                                                                                                         23,361,546
                                                                                                                     --------------

           ALASKA    0.1%
  1,425    Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)                              6.000          09/01/19                   1,621,878
                                                                                                                     --------------

           ARIZONA    2.0%
  1,000    Arizona Sch Fac Brd Ctf Part Ser A (MBIA Insd)                       5.250          09/01/17                   1,099,610
  1,940    Arizona St Univ Ctf Part Resh Infrastructure Proj
           (AMBAC Insd)                                                         5.250          09/01/23                   2,117,277
  1,225    Arizona St Univ Ctf Part Resh Infrastructure Proj
           (AMBAC Insd)                                                         5.250          09/01/24                   1,332,861
  2,900    Arizona Tourism & Sports Auth Multi Purp Stad Fac
           Ser A (MBIA Insd)                                                    5.375          07/01/22                   3,205,834
  7,500    Phoenix, AZ Civic Impt Corp Trans Excise Tax Rev
           Light Rail Proj (AMBAC Insd)                                         5.000          07/01/20                   8,072,550
  4,000    Phoenix, AZ Civic Impt Corp Waste Wtr Sys Rev Jr
           Lien (MBIA Insd)                                                     5.000          07/01/27                   4,167,360
    755    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
           Irvington Proj Tucson Elec Pwr Co Ser A Rfdg (FSA
           Insd)                                                                7.250          07/15/10                     790,636
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
           Ser A Rfdg (AMBAC Insd)                                              6.000          09/01/12                   2,064,825
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
           Ser A Rfdg (AMBAC Insd)                                              6.125          09/01/17                   1,934,520
                                                                                                                     --------------
                                                                                                                         24,785,473
                                                                                                                     --------------

           ARKANSAS    0.8%
  2,500    Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey
           Plaza Proj (FSA Insd)                                                5.000          06/01/29                   2,582,400
  6,265    Little Rock, AR Sch Dist Ser B Rfdg (FSA Insd)                       5.500          02/01/25                   6,773,969
                                                                                                                     --------------
                                                                                                                          9,356,369
                                                                                                                      --------------

           CALIFORNIA    7.8%
  4,000    Bay Area Govt Assoc CA Rev Tax Alloc CA Redev Pool A
           (XLCA Insd)                                                          5.250          09/01/35                   4,204,640

 10,000    California St Dept Wtr Res Pwr Ser A (AMBAC Insd) (b)                5.500          05/01/16                  11,272,200
  5,000    California St Dept Wtr Res Pwr Supply Rev Ser A
           (XLCA Insd)                                                          5.375          05/01/17                   5,549,450
  3,000    California St Pub Wks Brd UCLA Replacement Hosp Ser
           A (FSA Insd)                                                         5.375          10/01/20                   3,296,490
  3,000    California St Pub Wks Brd UCLA Replacement Hosp Ser
           A (FSA Insd)                                                         5.000          10/01/22                   3,166,320
  5,000    California Statewide Cmnty Depooled Fin Pg Ser 2004A
           (FSA Insd)                                                           5.250          10/01/24                   5,417,450
  3,000    California Statewide Cmnty Pooled Fin Pg Ser 2004A
           (FSA Insd)                                                           5.000          10/01/29                   3,099,180
  4,000    California Statewide Cmnty Pooled Fin Pg Ser 2004A
           (FSA Insd)                                                           5.250          10/01/34                   4,211,160
  2,980    California Statewide Cmnty Pooled Fin Pg Ser 2004C
           (FSA Insd) (a)                                                       5.000          10/01/29                   3,073,781
    425    Earlimart, CA Elem Sch Dist Ser 1 (AMBAC Insd)                       6.700          08/01/21                     553,677
  3,205    El Dorado, CA Irr Dist Ctf Ser A (FGIC Insd)                         5.000          03/01/21                   3,399,864
    265    Golden West Sch Fin Auth CA Rev Ser A Rfdg (MBIA
           Insd) (a)                                                            5.750          08/01/19                     316,996
    965    Jurupa, CA Univ Sch Dist Election 2001 (FGIC Insd)                   5.000          08/01/26                   1,007,035
  1,190    Lancaster, CA Redev Agy Tax Alloc Comb Fire Prot Fac
           Proj Rfdg (XLCA Insd) (a)                                            5.250          12/01/18                   1,327,778
  1,245    Lancaster, CA Redev Agy Tax Alloc Proj Areas
           Sheriffs Fac (XLCA Insd) (a)                                         5.250          12/01/17                   1,394,599
  1,375    Lancaster, CA Redev Agy Tax Alloc Proj Areas
           Sheriffs Fac (XLCA Insd) (a)                                         5.250          12/01/19                   1,525,810
  2,070    Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd) (a)                    5.250          10/01/23                   2,255,265
  5,000    Palm Springs, CA Fin Lease Rev Convention Ctr Proj
           Ser A (MBIA Insd)                                                    5.500          11/01/29                   5,526,750
  2,475    Poway, CA Ctf Part City Office Bldg Proj (AMBAC Insd)                5.000          01/01/23                   2,602,339
  2,250    Riverside, CA Ctf Part (AMBAC Insd) (a)                              5.000          09/01/23                   2,373,660
  9,085    San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)                          5.375          03/01/18                  10,052,007
  3,000    San Marcos, CA Pub Fac Auth Rev Sr Tax Increment
           Proj Area 3-A (AMBAC Insd)                                           5.000          10/01/34                   3,073,080
  8,000    San Ramon Valley, CA Uni Sch Dist Election 2002
           (FSA Insd)                                                           5.000          08/01/24                   8,464,800
  2,785    Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC
           Insd)                                                                5.000          02/01/27                   2,886,736
  1,950    Vallejo City, CA Uni Sch Ser A Rfdg (MBIA Insd)                      5.900          08/01/25                   2,317,341
  2,000    William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty
           Fac Rfdg (FSA Insd)                                                  6.500          09/01/14                   2,096,700
                                                                                                                     --------------
                                                                                                                         94,465,108
                                                                                                                     --------------

           COLORADO    4.5%
  3,745    Colorado Ed & Cultural Fac Charter Sch Aurora Academy
           (XLCA Insd) (a)                                                      5.250          02/15/34                   3,939,890
  1,035    Colorado St Colleges Brd Ser B Rfdg (MBIA Insd)                      5.000          05/15/22                   1,096,262
 11,850    Denver, CO City & Cnty Arpt Rev Ser A (MBIA Insd)                    5.700          11/15/25                  12,376,021
  3,605    Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)                    5.750          11/15/16                   4,099,534
  4,310    Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)                    5.750          11/15/17                   4,890,859
  4,505    Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)                    5.750          11/15/18                   5,097,723

  5,345    Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)                    5.750          11/15/20                   6,026,915
  3,165    Denver, CO Convention Ctr Sr Ser A (XLCA Insd)                       5.000          12/01/17                   3,399,083
  2,000    Fremont Cnty, CO Ctf Part & Impt Ser A Rfdg (MBIA
           Insd)                                                                5.250          12/15/26                   2,145,320
  4,300    Mesa Cnty, CO Vly Sch Dist No 51 Grand Jct Ser A
           (MBIA Insd)                                                          5.000          12/01/20                   4,647,182
  1,175    Thornton, CO Ctf Part (AMBAC Insd)                                   5.375          12/01/19                   1,300,972
  3,080    Thornton, CO Ctf Part (AMBAC Insd)                                   5.375          12/01/21                   3,393,390
  1,650    Thornton, CO Ctf Part (AMBAC Insd)                                   5.375          12/01/22                   1,813,630
                                                                                                                     --------------
                                                                                                                         54,226,781
                                                                                                                     --------------

           DISTRICT OF COLUMBIA    0.3%
  1,000    District of Columbia Ctf Part Dist Pub Safety &
           Emergency (AMBAC Insd)                                               5.500          01/01/19                   1,108,060
  2,000    District of Columbia Ctf Part Dist Pub Safety &
           Emergency (AMBAC Insd)                                               5.500          01/01/20                   2,209,760
                                                                                                                     --------------
                                                                                                                          3,317,820
                                                                                                                     --------------

           FLORIDA    6.4%
  1,000    Brevard Cnty, FL Sch Brd Ctf Part Ser A (AMBAC Insd)                 5.400          07/01/12                   1,136,030
    500    Dade Cnty, FL Aviation Rev Ser B (MBIA Insd)                         5.600          10/01/26                     531,425
  1,000    Dade Cnty, FL Ed Fac Auth Rev Exchanged From Univ of
           Miami Ser B (MBIA Insd)                                              5.750          04/01/20                   1,058,520
    750    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                          5.375          10/01/16                     820,200
  1,250    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                     5.950          07/01/20                   1,275,937
  1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)                 5.250          01/01/24                   1,077,070
  1,000    Florida Intergovnmtl Fin Ser C1 (AMBAC Insd)                         5.125          02/01/31                   1,026,740
    575    Florida Muni Ln Council Rev Ser B (MBIA Insd)                        5.750          11/01/14                     656,552
  1,185    Florida St Brd of Ed Cap Outlay Pub Ed Ser C (FGIC
           Insd)                                                                5.000          06/01/23                   1,243,681
  2,000    Florida St Brd of Ed Cap Outlay Pub Ed Ser C (FGIC
           Insd)                                                                5.750          06/01/29                   2,236,800
  1,250    Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                   6.000          07/01/12                   1,433,000
  1,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                   6.000          07/01/14                   1,148,040
  2,750    Florida St Brd of Ed Lottery Rev Ser B (FGIC Insd)                   5.250          07/01/13                   3,006,300
    750    Florida St Brd of Regt Hsg Rev (MBIA Insd)                           5.750          07/01/14                     852,457
  1,365    Florida St Correctional Privatization Commn Ctf Part
           (MBIA Insd)                                                          5.375          08/01/14                   1,528,745
  1,750    Florida St Div Bd Fin Dept Gen Svc Rev Dept
           Environmental Prot Presvtn 2000 Ser A (AMBAC Insd)                   5.000          07/01/12                   1,871,607
  1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
           Environmental Prot Presvtn 2000 Ser B (FSA Insd)                     5.250          07/01/11                   1,639,800
  1,000    Florida St Muni Pwr Agy Rev Stanton Proj Rfdg (FSA
           Insd)                                                                5.500          10/01/14                   1,129,600
  1,340    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                             5.150          12/01/20                   1,437,833
    500    Gulf Breeze, FL Rev Loc Govt (Variable Rate Coupon)                  5.650          12/01/20                     541,660
           (FGIC Insd)
  1,480    Hillsborough Cnty, FL Sch Brd (AMBAC Insd)                           5.375          10/01/16                   1,648,291
  1,000    Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)                       6.100          10/01/18                   1,080,410
  1,000    Jacksonville, FL Cap Impt Rev Crossover Ser B Rfdg
           (AMBAC Insd)                                                         5.250          10/01/14                   1,115,680

  1,750    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                          5.375          10/01/30                   1,828,802
  1,000    Key West, FL Util Brd Elec Rev Cap Apprec Ser D
           (Escrowed to Maturity) (AMBAC Insd)                                      *          10/01/13                     696,480
  1,000    Miami-Dade Cnty, FL Hlth Fac Miami Childrens Hosp
           Ser A Rfdg (AMBAC Insd)                                              5.125          08/15/26                   1,040,880
  1,000    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC Insd)                  5.250          08/01/14                   1,115,750
  1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive Universal
           Blvd Rfdg (AMBAC Insd)                                               5.125          04/01/20                   1,067,220
  1,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                   5.500          08/01/16                   1,115,930
  4,180    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)
           (a)                                                                  5.000          08/01/18                   4,492,037
    800    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                   5.125          08/01/26                     835,192
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA Insd)                     5.000          08/01/21                   4,223,120
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA Insd)                     5.000          08/01/22                   4,204,520
    750    Polk Cnty, FL Sch Brd Ctf Part Master Lease Ser A
           (FSA Insd)                                                           5.500          01/01/16                     836,850
  1,000    Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No
           3 & 4A (MBIA Insd)                                                   5.000          10/01/18                   1,075,490
  1,000    Reedy Creek, FL Impt Dist FL Ser 2 Rfdg (MBIA Insd)                  5.500          10/01/13                   1,118,780
    535    Saint Johns Cnty, FL Indl Dev Auth Professional Golf
           Proj Rfdg (MBIA Insd)                                                5.250          09/01/12                     599,136
  1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                    5.000          07/01/21                   1,055,290
  3,245    Santa Rosa Bay Brdg Auth FL Rev Cap Apprec (MBIA
           Insd)                                                                    *          07/01/18                   1,773,652
  4,000    Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)                           5.200          10/01/22                   4,471,680
 10,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl
           Med Ser A Rfdg (MBIA Insd) (b)                                       6.625          12/01/13                  10,235,000
  1,000    Village Ctr Cmnty Dev Dist FL Ser A (MBIA Insd)                      5.200          11/01/25                   1,061,650
  3,735    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle
           Ser B Rfdg (AMBAC Insd)                                              5.250          10/15/19                   4,105,587
  1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle
           Ser B Rfdg (AMBAC Insd)                                              5.250          10/15/22                   1,088,050
    500    Volusia Cnty, FL Hlth Fac Auth Rev Hosp Fac Mem Hlth
           Impt & Rfdg (AMBAC Insd)                                             5.750          11/15/13                     511,405
                                                                                                                     --------------
                                                                                                                         78,048,879
                                                                                                                     --------------

           GEORGIA    2.9%
  1,460    Athens, GA Hsg Auth Student East Campus Hsg Rfdg
           (AMBAC Insd)                                                         5.250          12/01/18                   1,604,569
  2,500    Columbus, GA Wtr & Sew Rev Rfdg (MBIA Insd) (c)                      5.000          05/01/23                   2,651,975
 14,690    Georgia Muni Elec Auth Pwr Rev Ser Y (AMBAC Insd)                    6.400          01/01/13                  17,318,041
  9,590    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA Insd)                     6.500          01/01/17                  11,671,797
    860    Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to
           Maturity) (AMBAC Insd)                                               6.400          01/01/13                   1,024,183
    410    Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to
           Maturity) (MBIA Insd)                                                6.500          01/01/17                     502,705
                                                                                                                     --------------
                                                                                                                         34,773,270
                                                                                                                     --------------

           ILLINOIS    15.3%
  4,230    Berwyn, IL Rfdg (AMBAC Insd)                                         5.000          12/01/13                   4,685,613
  1,715    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd)                        *          01/01/19                     898,643

  2,595    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd)                        *          01/01/20                   1,287,042
  6,080    Chicago, IL Brd of Ed Cap Apprec Sch Reform B 1
           (FGIC Insd)                                                              *          12/01/15                   3,793,555
  2,845    Chicago, IL Brd of Ed Cap Apprec Sch Reform B 1
           (FGIC Insd)                                                              *          12/01/19                   1,424,833
  1,500    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)                                                              *          12/01/19                     751,230
  1,020    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)                                                              *          12/01/25                     356,459
  8,000    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)                                                              *          12/01/29                   2,150,880
  3,250    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)                                                              *          12/01/30                     823,485
  2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd)
           (d)                                                                0/5.700          01/01/25                   2,018,440
  2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd)
           (d)                                                                0/5.750          01/01/29                   1,993,160
  5,925    Chicago, IL Midway Arpt Rev Second Lien Ser B Rfdg
           (AMBAC Insd) (a)                                                     5.000          01/01/21                   6,281,507
  6,220    Chicago, IL Midway Arpt Rev Second Lien Ser B Rfdg
           (AMBAC Insd) (a)                                                     5.000          01/01/22                   6,563,095
  1,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
           Ser A Rfdg (MBIA Insd) (a)                                           5.000          01/01/29                   1,026,530
  2,840    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
           Ser E Rfdg (CIFG Insd) (a)                                           5.250          01/01/21                   3,064,900
  2,975    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
           Ser E Rfdg (CIFG Insd) (a)                                           5.250          01/01/22                   3,201,338
  3,120    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
           Ser E Rfdg (CIFG Insd)                                               5.250          01/01/23                   3,352,534
  3,280    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
           Ser E Rfdg (CIFG Insd) (a)                                           5.250          01/01/24                   3,514,323
  5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
           Ser E Rfdg (CIFG Insd)                                               5.000          01/01/34                   5,110,900
  8,750    Chicago, IL O'Hare Intl Arpt Rev Rols RR II 239-2
           (AMT) (FSA Insd) (Acquired 08/18/03, Cost $9,402,454) (e) (f)        9.414          01/01/20                  10,703,262
 10,000    Chicago, IL O'Hare Intl Arpt Rev Rols RR II 239-3
           (AMT) (FSA Insd) (Acquired 08/18/03, Cost $10,661,371) (e) (f)       9.414          01/01/21                  12,153,400
  2,500    Chicago, IL Pk Dist Ser C (FGIC Insd)                                5.500          01/01/19                   2,791,050
 10,000    Chicago, IL Proj Ser A Rfdg (FGIC Insd)                               .375          01/01/34                  10,690,400
  5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)                              5.500          01/01/38                   5,446,050
  5,000    Chicago, IL Proj Ser A Rfdg (AMBAC Insd)                             5.625          01/01/39                   5,541,800
  2,055    Cook Cnty, IL Cmnty Cons Sch Dist No 015 Palatine
           Cap Apprec (FSA Insd)                                                    *          12/01/10                   1,673,613
  1,505    Cook Cnty, IL Sch Dist No 100 Berwyn South (FSA
           Insd) (a)                                                            8.200          12/01/14                   2,063,596
  1,775    Cook Cnty, IL Sch Dist No 100 Berwyn South (FSA
           Insd) (a)                                                            8.100          12/01/16                   2,466,185
  2,605    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
           Insd) (a)                                                                *          12/01/17                   1,456,898
  2,995    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
           Insd) (a)                                                                *          12/01/18                   1,586,152
  4,210    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC Insd)
           (a)                                                                      *          12/01/19                   2,108,452
  4,050    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC Insd)                     *          12/01/20                   1,918,444
  3,000    Du Page Cnty, IL Cmnty High Sch (FSA Insd)                           5.600          01/01/22                   3,377,460
  2,000    Du Page Cnty, IL Cmnty High Sch Rfdg (FSA Insd)                      5.000          12/01/17                   2,175,140

  1,860    Grundy Kendall & Will Cntys (AMBAC Insd)                             5.500          05/01/20                   2,060,006
  1,180    Grundy Kendall & Will Cntys (AMBAC Insd)                             5.500          05/01/21                   1,303,794
 10,000    Illinois Dev Fin Auth Pollutn Ctl Rev Comwlth Edison
           Co Proj Ser D Rfdg (AMBAC Insd)                                      6.750          03/01/15                  10,271,500
  2,000    Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch
           205 (FSA Insd)                                                       6.650          02/01/11                   2,380,440
  5,025    Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch
           205 (FSA Insd)                                                       6.650          02/01/12                   5,442,226
  5,000    Illinois Fin Auth Rev Swedish American Hosp (AMBAC
           Insd)                                                                5.000          11/15/31                   5,085,500
  2,000    Illinois Med Dist (MBIA Insd)                                        5.250          06/01/32                   2,088,880
  3,500    Illinois Muni Elec Agy Pwr Supply Sys Rev Rfdg (FSA
           Insd)                                                                5.000          02/01/21                   3,702,930
    755    Kane Cook & Du Page Cntys IL Ser A (FGIC Insd)                       7.000          12/15/11                     927,283
  2,360    Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland
           (FGIC Insd)                                                          5.000          01/01/20                   2,533,814
  1,200    Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap
           Apprec Ser B (FGIC Insd)                                                 *          12/01/14                     790,176
  2,500    Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Ser
           A (Prerefunded @ 12/01/08) (FGIC Insd)                               6.000          12/01/20                   2,788,850
  6,790    Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap
           Apprec Ser A (FSA Insd)                                                  *          12/01/17                   3,797,443
  3,025    Lake Cnty, IL Cmnty Unit Sch Dist No 95 Lake Zurich
           Cap Apprec (FGIC Insd)                                                   *          12/01/15                   1,887,418
  2,355    Madison & St Clair Cnty, IL Sch Dist No 10
           Collinsville Rfdg (FGIC Insd) (a)                                    5.000          02/01/20                   2,529,529
  2,525    Madison & St Clair Cnty, IL Sch Dist No 10
           Collinsville Rfdg (FGIC Insd) (a)                                    5.000          02/01/21                   2,694,932
  3,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158
           Cap Apprec (FGIC Insd)                                                   *          01/01/17                   1,748,460
  4,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158
           Cap Apprec (FGIC Insd)                                                   *          01/01/18                   2,208,960
  2,080    McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap
           Apprec (FGIC Insd)                                                       *          01/01/16                   1,283,131
  1,000    McHenry Cnty, IL Consv Dist Ser A (FGIC Insd)                        5.500          02/01/16                   1,110,440
  1,330    McHenry Cnty, IL Consv Dist Ser A (FGIC Insd)                        5.500          02/01/17                   1,476,885
  6,000    Metropolitan Pier & Expo Auth IL Dedicated St Tax
           Rev McCormick Pl Expn Ser A (MBIA Insd)                              5.250          06/15/42                   6,303,120
  1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux Ser A
           (MBIA Insd)                                                              *          04/01/20                     490,210
  1,495    Will Cnty, IL Sch Dist No 017 (AMBAC Insd) (a)                       5.000          12/01/16                   1,618,293
                                                                                                                     --------------
                                                                                                                        184,974,589
                                                                                                                     --------------

           INDIANA    3.5%
  1,000    Ball St Univ IN Rev Student Fee Ser L (FSA Insd)                     5.500          07/01/20                   1,162,570
  2,000    Brownsburg, IN Sch Bldg First Mtg 1999 Ser A (FSA
           Insd)                                                                5.250          09/15/22                   2,179,540
  1,785    Center Grove, IN 2000 Bldg First Mtg (AMBAC Insd)
           (a)                                                                  5.500          07/15/17                   1,993,113
  1,885    Center Grove, IN 2000 Bldg First Mtg (AMBAC Insd)
           (a)                                                                  5.500          07/15/18                   2,104,772
  2,500    Evansville Vanderburgh, IN Pub Lease Corp First Mtg
           (MBIA Insd)                                                          5.750          07/15/18                   2,788,775
  1,855    Hamilton Southeastern, IN Cons First Mtg (FSA Insd)
           (a)                                                                  5.500          07/15/16                   2,071,274
  1,075    Hamilton Southeastern, IN Cons First Mtg (FSA Insd)
           (a)                                                                  5.500          01/15/19                   1,200,334
  1,320    Indiana Bd Bk Spl Pgm Ser A (Escrowed to Maturity)
           (AMBAC Insd)                                                         9.750          08/01/09                   1,540,678

    665    Indianapolis, IN Loc Pub Impt Ser B (FSA Insd)                       5.000          01/15/20                     703,058
  2,335    Lake Cnty, IN Bldg Corp First Mtg (MBIA Insd) (a)                    5.750          08/01/11                   2,637,663
  2,420    Marion Cnty, IN Convention & Rec Lease Rent Ser A
           Rfdg (AMBAC Insd)                                                    5.000          06/01/20                   2,567,426
  1,550    Marion Cnty, IN Convention & Rec Lease Rent Ser A
           Rfdg (AMBAC Insd)                                                    5.000          06/01/21                   1,636,537
  1,605    Mount Vernon of Hancock Cnty First Mtg Ser B (AMBAC
           Insd) (a)                                                            5.500          07/15/16                   1,792,127
  1,695    Mount Vernon of Hancock Cnty First Mtg Ser B (AMBAC
           Insd) (a)                                                            5.500          07/15/17                   1,892,620
  4,000    New Albany Floyd Cnty, IN Sch First Mtg (FGIC Insd)                  5.750          07/15/20                   4,577,520
  9,400    New Albany Floyd Cnty, IN Sch First Mtg (FGIC Insd)                  5.125          01/15/27                   9,808,524
  2,130    Northwest Allen Cnty, IN First Mtg (MBIA Insd)                       5.250          07/15/19                   2,338,229
                                                                                                                     --------------
                                                                                                                         42,994,760
                                                                                                                     --------------

           IOWA    0.2%
  2,375    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj
           (FSA Insd)                                                           5.750          07/01/17                   2,585,235
                                                                                                                     --------------

           LOUISIANA    2.8%
  4,065    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake
           Charles Mem Hosp Proj Ser A (Connie Lee Insd)                        6.375          12/01/12                   4,841,456
  5,530    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake
           Charles Mem Hosp Proj Ser A (Connie Lee Insd)                        6.500          12/01/18                   6,896,518
  8,345    Lafayette, LA Util Rev (MBIA Insd)                                   5.250          11/01/24                   9,104,145
  1,930    Louisiana Loc Govt Environment BRCC Fac Corp Proj
           (MBIA Insd) (a)                                                      5.375          12/01/16                   2,159,033
  2,035    Louisiana Loc Govt Environment BRCC Fac Corp Proj
           (MBIA Insd) (a)                                                      5.375          12/01/17                   2,267,885
  2,150    Louisiana Loc Govt Environment BRCC Fac Corp Proj
           (MBIA Insd) (a)                                                      5.375          12/01/18                   2,388,414
  2,265    Louisiana Loc Govt Environment BRCC Fac Corp Proj
           (MBIA Insd) (a)                                                      5.375          12/01/19                   2,507,831
  2,395    Louisiana Loc Govt Environment BRCC Fac Corp Proj
           (MBIA Insd) (a)                                                      5.375          12/01/20                   2,646,259
  1,870    New Orleans, LA Home Mtg Auth Single Family Mtg Rev
           1985 Ser A (MBIA Insd)                                                   *          09/15/16                     553,109
                                                                                                                     --------------
                                                                                                                         33,364,650
                                                                                                                     --------------

           MASSACHUSETTS    0.3%
  3,000    Massachusetts Muni Whsl Elec Co Nuclear Mix 1-A
           (MBIA Insd)                                                          5.250          07/01/13                   3,335,130
    675    Massachusetts Muni Whsl Elec Co Proj No 6-A (MBIA
           Insd)                                                                5.250          07/01/16                     741,292
                                                                                                                     --------------
                                                                                                                          4,076,422
                                                                                                                     --------------

           MICHIGAN    1.1%
  1,000    Detroit, MI Ser A-1 (AMBAC Insd)                                     5.250          04/01/24                   1,086,520
  1,400    Huron, MI Sch Dist (FSA Insd)                                        5.250          05/01/21                   1,523,760
  2,500    Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed
           Conv Rfdg (Variable Rate Coupon) (AMBAC Insd)                        4.850          09/01/30                   2,689,000
  1,175    Waverly, MI Cmnty Sch Rfdg (FSA Insd) (c)                            5.000          05/01/20                   1,269,975
  1,170    Waverly, MI Cmnty Sch Rfdg (FSA Insd) (c)                            5.000          05/01/21                   1,257,399
  2,675    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg (FGIC
           Insd)                                                                5.375          12/01/17                   2,964,301

  2,840    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg (FGIC
           Insd)                                                                5.375          12/01/20                   3,117,383
                                                                                                                     --------------
                                                                                                                         13,908,338
                                                                                                                     --------------

           MISSISSIPPI    0.2%
  1,000    Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr
           Treatment Fac Ser A Rfdg (FGIC Insd)                                 5.500          02/01/08                   1,089,340
  1,000    Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr
           Treatment Fac Ser A Rfdg (FGIC Insd)                                 8.500          02/01/13                   1,346,070
                                                                                                                     --------------
                                                                                                                          2,435,410
                                                                                                                     --------------

           MISSOURI    0.5%
  1,170    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A (FSA
           Insd)                                                                5.500          03/01/16                   1,299,402
  1,225    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A (FSA
           Insd)                                                                5.500          03/01/17                   1,360,485
  1,630    Saint Louis Cnty MO Regl Conv & Sports Complex Auth
           Convtn & Sports Fac Rfdg (AMBAC Insd)                                5.250          08/15/17                   1,792,870
  1,590    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA
           Insd)                                                                5.375          07/01/17                   1,757,777
                                                                                                                     --------------
                                                                                                                          6,210,534
                                                                                                                     --------------

           NEBRASKA    0.2%
  1,930    Dodge Cnty, NE Sch Dist No 001 Rfdg (FSA Insd)                       5.000          12/15/17                   2,101,249
                                                                                                                     --------------

           NEVADA    1.6%
  5,020    Clark Cnty, NV Arpt Rev Rols RR II 292-3 (AMT)
           (FGIC Insd) (Acquired 07/30/04, Cost $5,484,902) (e)
           (f)                                                                  8.866          07/01/22                   5,890,317
 10,000    Director St, NV Dept Business & Ind Las Vegas
           Monorail Proj First Tier (AMBAC Insd)                                5.625          01/01/32                  11,008,900
  2,500    Reno, NV Cap Impt Rev (FGIC Insd)                                    5.125          06/01/26                   2,608,075
                                                                                                                     --------------
                                                                                                                         19,507,292
                                                                                                                     --------------

           NEW HAMPSHIRE    0.2%
  2,500    New Hampshire St Tpk Sys Rev Ser C Rfdg (Variable
           Rate Coupon) (FGIC Insd) (e)                                         11.553          11/01/17                   2,979,075
                                                                                                                     --------------

           NEW JERSEY    2.9%
  4,000    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj Consldtn
           Rfdg (MBIA Insd)                                                     5.125          10/01/22                   4,294,920
  3,625    Morristown, NJ Rfdg (FSA Insd)                                       6.400          08/01/14                   3,784,790
  4,000    New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev
           Ser A (MBIA Insd)                                                    5.000          07/01/23                   4,237,320
 10,000    New Jersey St Trans Corp Ctf Fed Trans Admin Grants
           Ser A (AMBAC Insd)                                                   5.500          09/15/13                  11,382,900
  3,840    New Jersey St Trans Tr Fd Auth Trans Sys Ser A
           (Prerefunded @ 6/15/14) (FGIC Insd)                                  5.250          06/15/19                   4,225,882
  4,000    New Jersey St Trans Tr Fd Auth Trans Sys Ser C
           (Prerefunded @ 6/15/13) (FSA Insd)                                   5.500          06/15/20                   4,490,840
  2,760    Newark, NJ Hsg Auth Port Auth Newark Marine Term
           (MBIA Insd)                                                          5.500          01/01/28                   3,006,109
                                                                                                                     --------------
                                                                                                                         35,422,761
                                                                                                                     --------------

           NEW YORK    3.5%
  5,470    New York City Hlth & Hosp Hlth Sys Ser A (FSA Insd)                  5.000          02/15/21                   5,752,197

 14,000    New York City Muni Wtr Fin Auth Ser B (MBIA Insd)                    5.500          06/15/27                  14,921,620
  9,350    New York City Ser E (FSA Insd)                                       5.000          11/01/22                   9,927,643
  3,000    New York City Ser H (CIFG Insd)                                      5.000          08/01/14                   3,292,620
  5,000    New York City Ser I (MBIA Insd)                                      5.000          08/01/17                   5,429,850
  3,105    New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser
           B (XLCA Insd) (a)                                                    5.375          07/01/21                   3,415,966
                                                                                                                     --------------
                                                                                                                         42,739,896
                                                                                                                     --------------

           NORTH CAROLINA    1.5%
  2,400    Mooresville, NC Enterprise Sys Rev (FGIC Insd) (a)                   5.000          05/01/25                   2,523,192
  1,540    North Carolina Cap Fac Fin Johnson & Wales Univ Proj
           Ser A (XLCA Insd)                                                    5.000          04/01/20                   1,632,215
 10,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)                        5.250          01/01/18                  10,984,300
  2,835    North Carolina Muni Pwr Agy Ser A (MBIA Insd)                        5.250          01/01/19                   3,107,699
                                                                                                                     --------------
                                                                                                                         18,247,406
                                                                                                                     --------------

           NORTH DAKOTA    0.9%
  5,000    Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station
           Rfdg (AMBAC Insd)                                                    7.200          06/30/13                   6,103,400
  5,000    Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec
           Coop Ser A Rfdg (AMBAC Insd)                                         5.300          01/01/27                   5,303,350
                                                                                                                     --------------
                                                                                                                         11,406,750
                                                                                                                     --------------

           OHIO    0.5%
  1,000    Chillicothe, OH City Sch Dist Sch Impt (FGIC Insd)                   5.250          12/01/26                   1,083,990
  5,000    Columbus, OH City Sch Dist Sch Fac Constr & Impt
           (FSA Insd)                                                           5.250          12/01/27                   5,394,700
                                                                                                                     --------------
                                                                                                                          6,478,690
                                                                                                                     --------------

           OKLAHOMA    2.8%
  3,090    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd) (a)                     5.250          07/01/19                   3,420,476
  1,480    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                         5.250          07/01/33                   1,582,446
  1,000    McAlester, OK Pub Wks Auth Util Cap Apprec (FSA Insd)                    *          02/01/34                     219,160
  8,320    McAlester, OK Pub Wks Auth Util Cap Apprec Ser A
           (FSA Insd)                                                               *          02/01/30                   2,071,347
  5,660    Mustang, OK Impt Auth Util Rev (FSA Insd)                            5.800          10/01/30                   6,360,085
  2,020    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser A (FSA
           Insd)                                                                5.000          07/01/17                   2,164,248
  2,000    Oklahoma Colleges Brd Regt Stad Univ Cent OK Ser B
           (AMBAC Insd)                                                         5.500          06/01/24                   2,230,900
  4,000    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg (Prerefunded
           @ 07/01/10) (FSA Insd)                                               5.750          07/01/30                   4,606,560
  2,000    Tulsa, OK Cmnty College Rev (AMBAC Insd)                             5.500          07/01/22                   2,235,380
  8,260    Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa Ser A (MBIA
           Insd)                                                                5.375          10/01/31                   8,862,237
                                                                                                                     --------------
                                                                                                                         33,752,839
                                                                                                                     --------------
           OREGON    0.4%
  4,835    Oregon St Dept Admin Ser B Rfdg (MBIA Insd)                          5.250          05/01/17                   5,306,364
                                                                                                                     --------------

           PENNSYLVANIA    4.2%
  5,000    Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys
           Ser A (MBIA Insd)                                                    6.500          11/15/30                   5,839,000

  4,875    Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh
           Mercy Hlth Sys Inc (Escrowed to Maturity) (AMBAC
           Insd)                                                                5.625          08/15/26                   5,162,479
 10,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (Variable
           Rate Coupon) (FSA Insd)                                              5.000          12/01/33                  10,908,000
  3,000    Lycoming Cnty, PA Auth College Rev PA College of
           Technology (AMBAC Insd)                                              5.350          07/01/26                   3,256,110
  1,375    Pennsylvania St Higher Ed Fac Auth Rev St Sys Higher
           Ed Ser P (AMBAC Insd)                                                5.000          12/15/16                   1,460,663
  2,990    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance 4th
           Ser (FSA Insd)                                                       5.250          08/01/18                   3,271,658
  4,555    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance 4th
           Ser (FSA Insd)                                                       5.250          08/01/21                   4,935,798
  1,485    Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC
           Insd)                                                                5.250          08/01/20                   1,605,092
  4,500    Philadelphia, PA Gas Wks Rev Fifth Ser A-1 (FSA Insd)                5.000          09/01/33                   4,587,840
  3,665    Philadelphia, PA Gas Wks Rev Fifth Ser A-1 (AGC Insd)
           (a)                                                                  5.250          09/01/17                   4,006,028
  5,000    State Pub Sch Bldg Auth PA Sch Lease Philadelphia
           Sch Dist Proj (FSA Insd)                                             5.250          06/01/26                   5,359,650
                                                                                                                     --------------
                                                                                                                         50,392,318
                                                                                                                     --------------

           SOUTH CAROLINA    0.8%
  2,430    Columbia, SC Ctf Part Tourism Dev Fee Pledge (AMBAC
           Insd) (a)                                                            5.250          06/01/19                   2,652,248
  6,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec &
           Gas Co Proj Ser A (AMBAC Insd)                                       5.200          11/01/27                   6,822,140
                                                                                                                     --------------
                                                                                                                          9,474,388
                                                                                                                     --------------

           SOUTH DAKOTA    1.3%
  1,065    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)                        5.000          12/01/14                   1,175,004
  1,245    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)                        5.000          12/01/15                   1,363,673
  1,455    Rapid City, SD Sales Tax Rev Rfdg (AMBAC Insd)                       5.500          06/01/12                   1,636,206
  5,205    South Dakota St Lease Rev Tr Ctf Ser A (FSA Insd)                    6.625          09/01/12                   6,201,758
  4,000    South Dakota St Lease Rev Tr Ctf Ser A (FSA Insd)                    6.700          09/01/17                   5,072,600
                                                                                                                     --------------
                                                                                                                         15,449,241
                                                                                                                     --------------

           TENNESSEE    0.2%
  2,310    Harpeth Vly Util TN Davidson & Williamson Cnty Rev
           Util Impt (MBIA Insd)                                                5.000          09/01/34                   2,377,313
                                                                                                                     --------------

           TEXAS    16.5%
  1,165    Alamo, TX Cmnty College Dist Combined Fee Rfdg (FSA
           Insd)                                                                5.000          11/01/22                   1,218,741
  2,120    Austin, TX Arpt Sys Rev Pr Lien Rfdg (MBIA Insd)                     5.000          11/15/12                   2,336,304
  3,945    Austin, TX Hotel Occupancy Tax Rfdg (FSA Insd)                       5.000          11/15/15                   4,310,346
  4,680    Austin, TX Hotel Occupancy Tax Rfdg (FSA Insd) (a)                   5.000          11/15/16                   5,079,204
  2,200    Austin, TX Hotel Occupancy Tax Rfdg (FSA Insd)                       5.000          11/15/17                   2,373,932
  2,335    Austin, TX Hotel Occupancy Tax Rfdg (FSA Insd)                       5.000          11/15/18                   2,506,949
  2,415    Austin, TX Hotel Occupancy Tax Rfdg (FSA Insd)                       5.000          11/15/19                   2,579,824
  3,455    Austin, TX Util Sys Rev Rfdg (FSA Insd)                              5.000          11/15/11                   3,682,477

 10,560    Austin, TX Util Sys Rev Ser A Rfdg (MBIA Insd)                           *          11/15/10                   8,613,475
  2,000    Austin, TX Wtr & Wastewtr Rev Ser A Rfdg (AMBAC Insd)                5.000          11/15/23                   2,117,340
  5,000    Brazos Riv Auth TX Rev Houston Ind Inc Proj Ser C
           (Variable Rate Coupon) (AMBAC Insd)                                  5.125          05/01/19                   5,353,200
  2,000    Colorado Riv, TX Muni Wtr Dist Sys Rfdg (AMBAC Insd)                 5.375          01/01/19                   2,202,940
    650    Corpus Christi, TX Util Sys Rev Impt & Rfdg
           (Prerefunded @ 7/15/12) (FSA Insd)                                   5.250          07/15/17                     712,251
 15,400    Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg
           (AMBAC Insd)                                                         5.875          02/15/29                  15,459,598
  3,055    Dallas Fort Worth, TX Intl Arpt Rols RR II 291-1
           (AMT) (FSA Insd) (Acquired 07/19/04, Cost
           $3,424,995) (a) (e) (f)                                              8.836          11/01/19                   3,655,552
  2,000    Dallas Fort Worth, TX Intl Arpt Rols RR II 291-2
           (AMT) (FSA Insd) (Acquired 07/19/04, Cost
           $2,155,996) (a) (e) (f)                                              8.582          11/01/21                   2,306,040
  5,000    El Paso, TX Ctf Oblig (FSA Insd)                                     5.750          08/15/25                   5,355,850
  4,500    Harris Cnty, TX Toll Rd Sr Lien Rfdg (MBIA Insd)                     5.125          08/15/17                   4,806,225
  4,605    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                         5.500          07/01/17                   5,133,976
  2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                         5.500          07/01/18                   2,229,200
  5,000    Houston, TX Hotel Occupancy Convention & Entmt Ser A
           Rfdg (AMBAC Insd)                                                    5.375          09/01/14                   5,585,000
  2,000    Houston, TX Pub Impt Ser A Rfdg (MBIA Insd)                          5.375          03/01/18                   2,227,860
 22,500    Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC
           Insd)                                                                5.250          05/15/23                  24,413,625
 12,400    Houston, TX Wtr & Swr Sys Rev Cap Apprec Ser A Rfdg
           (Escrowed to Maturity) (FSA Insd)                                        *          12/01/20                   5,919,636
  1,645    Judson, TX Indpt Sch Dist Bldg Ser B (FSA Insd) (c)                  5.000          02/01/24                   1,723,845
  7,930    Lancaster, TX Indpt Sch Dist Rfdg (FSA Insd)                         5.750          02/15/30                   8,830,848
  1,790    Laredo, TX Cmnty College Dist Combined Fee Rev Bldg
           Rfdg (AMBAC Insd)                                                    5.300          08/01/26                   1,921,082
  3,920    Lower CO Riv Auth TX Svc Corp Proj Rfdg (FGIC Insd)                  5.000          05/15/33                   3,982,838
  2,530    New Caney, TX Indpt Sch Dist (FGIC Insd) (c)                         5.000          02/15/29                   2,594,970
  4,335    North Harris Cnty, TX Regl Wtr Sr Lien (FGIC Insd)
           (a)                                                                  5.250          12/15/19                   4,739,412
  2,220    Raven Hills, TX Higher Ed Corp Cardinal Vlg Llc
           Lamar Univ A (MBIA Insd)                                             5.500          08/01/28                   2,414,761
  2,000    San Antonio, TX Hotel Occupancy Rev Sub Lien Ser A
           Rfdg (AMBAC Insd)                                                    5.000          08/15/29                   2,042,460
  1,000    San Antonio, TX Indpt Sch Dist Pub Fac Corp Lease
           Rev (AMBAC Insd)                                                     5.850          10/15/10                   1,073,270
  1,730    San Antonio, TX Muni Drain Util (MBIA Insd)                          5.000          02/01/21                   1,827,001
  1,750    Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev Ser
           B (Escrowed to Maturity) (FGIC Insd)                                 5.000          09/01/15                   1,939,315
  1,060    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA Insd)                        5.250          03/01/18                   1,162,311
  2,000    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA Insd)                        5.250          03/01/20                   2,175,660
 10,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
           (AMBAC Insd)                                                         5.500          08/15/39                  10,804,100
 26,905    Texas St Tpk Auth Dallas Northtwy Rev George Bush
           Tpk (FGIC Insd)                                                      5.250          01/01/23                  28,022,096
  2,490    Texas St Univ Sys Fin Rev Rfdg (FSA Insd)                            5.000          03/15/34                   2,546,150
  1,800    Tyler, TX Indpt Sch Dist (FSA Insd) (a) (c)                          5.000          02/15/27                   1,864,296
                                                                                                                     --------------
                                                                                                                        199,843,960
                                                                                                                     --------------

           UTAH    0.3%
  2,140    Murray City, UT Swr & Wtr Rev (AMBAC Insd)                           5.250          10/01/23                   2,330,781
    630    Provo, UT Elec Rev 1984 Ser A Rfdg (Escrowed to
           Maturity) (AMBAC Insd)                                              10.375          09/15/15                     875,606

                                                                                                                     --------------
                                                                                                                          3,206,387
                                                                                                                     --------------

           VIRGINIA    0.1%
    880    Virginia St Hsg Dev Auth Comwlth Mtg Ser J Subser
           J-1 (MBIA Insd)                                                      5.200          07/01/19                     899,853
                                                                                                                     --------------

           WASHINGTON    7.7%
  4,115    Chelan Cnty, WA Sch Dist No 246 (FSA Insd)                           5.000          12/01/21                   4,332,149
  1,930    Clark Cnty, WA Pub Util Dist No 001 Elec Rev Rfdg
           (AMBAC Insd)                                                         5.500          01/01/12                   2,188,948
  2,990    Clark Cnty, WA Pub Util Dist No 001 Wtr Rev (FSA
           Insd)                                                                5.125          01/01/20                   3,222,712
 11,340    Energy Northwest WA Elec Rev Columbia Generating Ser
           A Rfdg (FSA Insd)                                                    5.500          07/01/17                  12,625,502
  4,500    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg
           (FSA Insd)                                                           5.500          07/01/17                   5,010,120
 10,000    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg                    5.500          07/01/17                  11,152,000
 14,500    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg
           (FSA Insd)                                                           5.500          07/01/18                  16,143,720
  5,000    Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg
           (FSA Insd)                                                           6.000          07/01/16                   5,793,300
  1,365    Energy Northwest WA Wind Proj (AMBAC Insd)                           5.000          07/01/23                   1,423,477
  1,215    Fife, WA Wtr & Swr Rev (MBIA Insd) (a)                               5.000          04/01/24                   1,274,061
  2,000    Fife, WA Wtr & Swr Rev (MBIA Insd)                                   5.125          04/01/24                   2,003,660
  1,160    Fife, WA Wtr & Swr Rev (MBIA Insd) (a)                               5.000          04/01/29                   1,191,471
  2,335    Grant Cnty, WA Pub Util Dist No 2 Rev Second Ser C
           Rfdg (AMBAC Insd) (a)                                                6.000          01/01/17                   2,511,643
  1,025    Grant Cnty, WA Pub Util Dist No 2 Rev Second Ser C
           Rfdg (AMBAC Insd) (a)                                                6.000          01/01/17                   1,102,541
    350    Pierce Cnty, WA Swr Rev Ser A (Escrowed to Maturity)
           (MBIA Insd)                                                          9.000          02/01/05                     352,023
  2,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg (FSA Insd)                 5.500          03/01/18                   2,215,360
  2,565    Snohomish Cnty, WA Pub Util 1 (FSA Insd)                             5.500          12/01/23                   2,844,354
    145    Snohomish Cnty, WA Pub Util 1 (FSA Insd)                             5.000          12/01/24                     151,102
  2,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                           5.750          12/01/25                   2,283,780
  2,420    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                           5.750          12/01/26                   2,751,250
  3,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                           5.250          09/01/33                   3,155,760
  1,965    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC Insd) (a)                5.375          12/01/18                   2,171,757
  2,075    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC Insd) (a)                5.375          12/01/19                   2,285,198
  3,090    Washington St Pub Pwr Supply Sys Nuclear Proj No 1
           Rev Ser A Rfdg (AMBAC Insd)                                          5.700          07/01/09                   3,301,140
  1,600    Washington St Ser R 99A Rfdg (FGIC Insd)                             5.000          01/01/17                   1,697,760
                                                                                                                     --------------
                                                                                                                         93,184,788
                                                                                                                     --------------

           WEST VIRGINIA    0.4%
  1,530    West Virginia Econ Dev Auth Lease Rev Correctional
           Juvenile & Pub-A (MBIA Insd)                                         5.500          06/01/19                   1,712,055
  2,570    West Virginia Univ Rev Impt WV Univ Proj Ser C (FGIC
           Insd)                                                                5.000          10/01/26                   2,687,912
                                                                                                                     --------------
                                                                                                                          4,399,967
                                                                                                                     --------------

           WISCONSIN    1.1%
  1,350    Plover, WI Wtr Sys Rev (AMBAC Insd) (a)                              5.400          12/01/16                   1,493,087

  1,500    Plover, WI Wtr Sys Rev (AMBAC Insd) (a)                              5.500          12/01/18                   1,664,040
  1,405    Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd) (a)                        5.250          09/01/16                   1,548,254
  3,920    University of WI Hosp & Clinics Auth Rev (FSA Insd)                  6.200          04/01/29                   4,460,058
  1,985    Waunakee, WI Cmnty Sch Dist Ser A Rfdg (FGIC Insd) (a)               5.250          04/01/24                   2,147,214
  1,215    Wilmont, WI Un High Sch Dist Ser B Rfdg (FSA Insd)                   5.000          03/01/24                   1,290,707
  1,000    Wilmot, WI Un High Sch Dist Ser B Rfdg (FSA Insd)                    5.000          03/01/23                   1,068,170
                                                                                                                     --------------
                                                                                                                         13,671,530
                                                                                                                     --------------

           PUERTO RICO    0.3%
  3,000    Puerto Rico Indl Tourist Ed Med & Environmental Ctl
           Fac Hosp Aux (MBIA Insd)                                             6.250          07/01/16                   3,069,720
                                                                                                                     --------------

TOTAL LONG-TERM INVESTMENTS    98.0%
   (Cost $1,110,508,531)                                                                                              1,188,418,849

Short-Term Investments    1.9%
   (Cost $22,755,000)                                                                                                    22,755,000
                                                                                                                     --------------

TOTAL INVESTMENTS    99.9%
   (Cost $1,133,263,531)                                                                                              1,211,173,849

OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                                                             1,749,337
                                                                                                                     --------------

NET ASSETS    100.0%                                                                                                 $1,212,923,186
                                                                                                                     ==============

Percentages are calculated as a percentage of net assets.

*                  Zero coupon bond
(a)                The Fund owns 100% of the bond issuance.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c) Securities purchased on a when-issued or delayed delivery basis.
(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. The instruments are typically used by the Fund to enhance the yield of the portfolio.
(f) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified buyers. Restricted securities comprise 2.86% of net assets.

AGC             -  AGC Insured Custody Certificates
AMBAC           -  AMBAC Indemnity Corp.
CIFG            -  CDC IXIS Financial Guaranty
Connie Lee      -  Connie Lee Insurance Co.
FGIC            -  Financial Guaranty Insurance Co.
FSA             -  Financial Security Assurance Inc.
MBIA            -  Municipal Bond Investors Assurance Corp.
XLCA            -  XL Capital Assurance Inc.


Future contracts outstanding as of December 31, 2004:


SHORT CONTRACTS:

                                                                                                              UNREALIZED
                                                                                                             APPRECIATION/
                                                                                          CONTRACTS          DEPRECIATION
                   U.S. Treasury Notes 5-Year Futures March 05  (Current
                   Notional Value of $109,531 per contract)                                    1292          $   (883,325)

                   U.S. Treasury Notes 10-Year Futures March 05  (Current
                   Notional Value of $119,938 per contract)                                     275              (284,694)
                                                                                       ------------          ------------
                                                                                               1567          $ (1,168,019)
                                                                                       ============          ============

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (Unaudited)

PAR
AMOUNT
(000)            DESCRIPTION                                                         COUPON      MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS    97.0%
                 ALABAMA    2.2%
      $1,260     Dothan Houston Cnty, AL Arpt Auth (MBIA Insd) (AMT) .............    5.400%     12/01/15           $1,367,629
       1,000     Jefferson Cnty, AL Ltd Oblig Ser A ..............................    5.000      01/01/07            1,046,980
         255     West Jefferson Cnty, AL Amusement & Pub Park Auth
                 (Prerefunded @ 12/01/06) ........................................    7.500      12/01/08              273,832
                                                                                                                  ------------
                                                                                                                     2,688,441
                                                                                                                  ------------

                 ARIZONA    1.4%
          30     Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac Rev
                 Christian Care Mesa Inc Proj A .................................     7.250      04/01/05               30,111
       1,000     Maricopa Cnty, AZ Uni Sch Impt Proj of 2002 Ser B (FSA Insd) ...     5.250      07/01/16            1,121,930
         570     Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
                 Irvington Proj Tucson Ser A Rfdg (FSA Insd) ....................     7.250      07/15/10              596,904
                                                                                                                  ------------
                                                                                                                     1,748,945
                                                                                                                  ------------

                 ARKANSAS    1.9%
       1,000     Arkansas St Fed Hwy Grant Antic Ser A ...........................    5.500      08/01/06            1,052,100
       1,200     University of Arkansas Rev UALR Cap Impt Ser B (FSA Insd) .......    4.500      12/01/19            1,245,192
                                                                                                                  ------------
                                                                                                                     2,297,292
                                                                                                                  ------------

                 CALIFORNIA    5.3%
         135     California Edl Fac Auth Rev Pacific Grad Sch ....................    6.950       11/01/07             140,935
       1,000     California St (AMBAC Insd)(a) ...................................    6.400       09/01/08           1,140,880
       1,500     California St Dept Wtr Res Pwr Ser A (AMBAC Insd) ...............    5.375       05/01/18           1,659,750
       1,855     Covina, CA Agy Tax Allocation Revitalization Redev
                 Proj No 1 (XLCA Insd) ...........................................    5.000       12/01/16           2,036,623
         385     Fairfield Suisun, CA Uni Sch Election 2002 (MBIA Insd) ..........    5.250       08/01/18             430,299
       1,100     Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd) ..................    5.250       07/01/20           1,203,642
                                                                                                                  ------------
                                                                                                                     6,612,129
                                                                                                                  ------------

                 COLORADO    4.1%
       1,750     Adams & Arapahoe Cntys, CO Sch Dist 28 Ser C
                 (Prerefunded @ 12/01/06) ........................................    5.200       12/01/11           1,881,810
         180     Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter
                 Ser A ...........................................................    6.800       07/01/09             184,716
       1,560     Colorado Springs, CO Utils Rev Sys Sub Lien Impt Ser
                 A ...............................................................    5.000       11/15/19           1,672,460
       1,280     Weld & Adams Cntys, CO Sch Dist (FSA Insd) ......................    5.000       12/15/21           1,376,077
                                                                                                                  ------------
                                                                                                                     5,115,063
                                                                                                                  ------------

                 CONNECTICUT    0.3%
         145     Mashantucket Western Pequot Tribe, 144A - Private
                 Placement (Escrowed to Maturity) (b) .....................    6.500       09/01/06                155,198
         260     New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
                 Energies (AMT) ...........................................    7.250       07/01/09                261,045
                                                                                                              ------------
                                                                                                                   416,243
                                                                                                              ------------

                 DISTRICT OF COLUMBIA    0.9%
       1,000     District of Columbia Rev Friendship Pub Charter Sch
                 Inc (ACA Insd) ...........................................    5.000       06/01/13              1,063,260
                                                                                                              ------------

                 FLORIDA    5.9%
       1,000     Brevard Cnty, FL Sch Brd Ctfs Ser B Rfdg (FGIC Insd) .....    5.000       07/01/20              1,074,500
       2,000     Broward Cnty, FL Arpt Sys Rev Ser E Rfdg (MBIA Insd) .....
                 (AMT) (a) ................................................    5.375       10/01/13              2,149,780
       1,150     Florida Hsg Fin Agy Hsg Maitland Club Apts Ser B-1
                 (AMBAC Insd) (AMT) .......................................    6.750       08/01/14              1,174,690
         500     Highlands Cnty, FL Hlth Facs Hosp Adventist Hlth (c) .....    3.350       11/15/32                503,355
         190     Lee Cnty, FL Indl Dev Auth Econ Rev Encore Nursing
                 Ctr Part Rfdg ............................................    8.125       12/01/07                192,063
          80     Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
                 Lutheran Twr Rfdg ........................................    8.125       07/01/06                 81,704
         250     Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
                 Lutheran Twr Rfdg ........................................    8.625       07/01/20                260,710
       1,500     Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC Insd) ......    5.250       08/01/14              1,673,625
         210     Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg
                 (Escrowed to Maturity) ...................................    7.125       11/01/06                219,687
                                                                                                              ------------
                                                                                                                 7,330,114
                                                                                                              ------------

                 GEORGIA    1.3%
       1,340     De Kalb Cnty, GA Hsg Auth Multi-Family Hsg Rev
                 North Hill Apts Proj Rfdg (FNMA Collateralized) (c) ......    6.625       01/01/25              1,340,000
         300     Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA Baptist
                 Hlthcare Sys Proj (Escrowed to Maturity) .................    6.000       10/01/08                321,987
                                                                                                              ------------
                                                                                                                 1,661,987
                                                                                                              ------------

                 ILLINOIS    5.3%
         100     Bedford Park, IL Tax Increment 71st & Cicero Proj Rfdg ...    7.000       01/01/06                101,596
       1,325     Bedford Park, IL Wtr Rev Ser B (Escrowed to Maturity)
                 (ACA Insd) (AMT) .........................................    6.000       12/15/08              1,469,332
         125     Chicago, IL Tax Increment Alloc Santn Drain & Ship
                 Canal Ser A ..............................................    7.375       01/01/05                125,000
         250     Chicago, IL Tax Increment Alloc Sub Cent Loop Redev
                 Ser A ....................................................    6.500       12/01/05                257,563
         545     Clay Cnty, IL Hosp Rev ...................................    5.500       12/01/10                546,335
         135     Huntley, IL Spl Svc Area No 7 Spl Tax ....................    6.000       03/01/09                141,072
       1,010     Illinois Fin Auth Student Hsg Rev MJH Ed Assistance
                 IV Sr Ser A ..............................................    5.000       06/01/09              1,068,711
       1,000     Illinois Fin Auth Student Hsg Rev MJH Ed Assistance
                 IV Sr Ser A ..............................................    5.500       06/01/19              1,060,660
         500     Lincolnshire, IL Spl Svc Area Sedgebrook Proj ............    5.000       03/01/11                502,865
         225     Peoria, IL Spl Tax Weaverridge Spl Svc Area ..............    7.625       02/01/08                234,880
       1,000     Round Lake Beach, IL Tax .................................    4.650       12/15/13              1,020,150
                                                                                                              ------------
                                                                                                                 6,528,164
                                                                                                              ------------

                 INDIANA    2.1%
       1,000     Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC
                 Insd) ....................................................     5.500       01/01/18              1,110,400
       1,400     Indiana Bd Bk Spl Prog Hendricks Redev Ser B
                 (Prerefunded @ 02/01/07) .................................     6.000       02/01/12              1,531,992
                                                                                                               ------------
                                                                                                                  2,642,392
                                                                                                               ------------


                 KANSAS    3.7%
         500     Burlington, KS Envrn Impt Rev (c) ........................     4.750       09/01/15                522,490
       1,935     Butler Cnty, KS Sch Dist 394 (FSA Insd) ..................     5.000       09/01/19              2,097,656
       1,000     Shawnee Cnty, KS Sch Dist 501 Topeka .....................     5.000       02/01/20              1,060,800
         320     Wyandotte Cnty, KS City KS Univ Brd of Public Utility
                 Office Bldg Complex Proj (MBIA Insd) .....................     5.000       05/01/11                352,618
         510     Wyandotte Cnty, KS City KS Univ Brd of Public Utility
                 Office Bldg Complex Proj (MBIA Insd) .....................     5.000       05/01/12                556,181
                                                                                                               ------------
                                                                                                                  4,589,745
                                                                                                               ------------

                 KENTUCKY    0.9%
       1,000     Louisville & Jefferson Cnty, KY Ser C (FSA Insd) (AMT) ...     5.500       07/01/17              1,103,020
                                                                                                               ------------

                 LOUISIANA    0.1%
         235     Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation
                 Ser A ....................................................     7.200       01/01/06                179,836
                                                                                                               ------------

                 MARYLAND    0.6%
         625     Maryland St Economic Dev Corp Univ MD College Park
                 Proj .....................................................     5.750       06/01/13                700,825
                                                                                                               ------------

                 MASSACHUSETTS    0.2%
          65     Massachusetts St Indl Fin Agy East Boston
                 Neighborhood Proj ........................................     7.250       07/01/06                 64,964
         245     Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental
                 Hlth (Acquired 06/24/1998, Cost $245,000) (d) ............     6.200       06/01/08                239,767
                                                                                                               ------------
                                                                                                                    304,731
                                                                                                               ------------

                 MICHIGAN    2.3%
       1,000     Brighton, MI Area Sch Dist Rfdg ..........................     5.250       05/01/18              1,100,290
       1,000     Brighton, MI Area Sch Dist Rfdg ..........................     5.250       05/01/20              1,095,510
         335     John Tolfree Hlth Sys Corp MI Mtg Rev Rfdg ...............     5.450       09/15/06                342,115
         250     Michigan St Strategic Fd Ltd Oblig Rev United Waste
                 Sys Proj (AMT) ...........................................     5.200       04/01/10                265,035
                                                                                                               ------------
                                                                                                                  2,802,950
                                                                                                               ------------

                 MINNESOTA    0.1%
          90     Minneapolis, MN Multi-Family Rev Hsg Belmont Apts
                 Proj (AMT) ...............................................     7.000       11/01/06                 90,654
                                                                                                               ------------


                 MISSOURI    5.7%
       1,350     Kansas City, MO Indl Dev Auth Plaza Lib Proj .............     6.000       03/01/16              1,423,319
       1,000     Macon, MO Ctfs Partn (MBIA Insd) .........................     5.250       08/01/17              1,086,940
       2,125     O' Fallon, MO Ctfs Partn (MBIA Insd) .....................     5.375       02/01/18              2,349,953
       2,000     Saint Charles, MO Ctf Part Ser B .........................     5.500       05/01/18              2,141,160
                                                                                                               ------------
                                                                                                                  7,001,372
                                                                                                               ------------

                 MONTANA    0.3%
         300     Crow Fin Auth, MT Tribal Purp Rev (Acquired
                 12/11/1997, Cost $300,000) (d) ...........................    5.400       10/01/07                315,414
                                                                                                              ------------
                 NEBRASKA    0.9%
       1,000     Dodge Cnty, NE Sch Dist 001 Rfdg (FSA Insd) ..............    5.000       12/15/18              1,083,580
                                                                                                              ------------
                 NEW JERSEY    10.5%
       1,000     Casino Reinvestment Dev Auth NJ Hotel Room Fee
                 Rev (AMBAC Insd) .........................................    5.250       01/01/20              1,111,700
       1,400     Essex Cnty, NJ Impt Auth Lease Gtd Cnty Correctional
                 Fac Proj (Prerefunded @ 10/01/10) (FGIC Insd) ............    5.750       10/01/30              1,602,272
         460     Middlesex Cnty, NJ Impt Auth Street Student Hsg Proj
                 Ser A ....................................................    2.500       08/15/06                458,694
       1,505     Morris Union Jointure Cmnty NJ Ctfs Part (Radian Insd) ...    4.000       05/01/08              1,563,996
       1,000     Morris Union Jointure Cmnty NJ Ctfs Part (Radian Insd) ...    5.250       05/01/20              1,075,930
         265     New Jersey Econ Dev Auth First Mtg Winchester Ser A
                 Rfdg .....................................................    2.600       11/01/05                264,131
         400     New Jersey Econ Dev Auth First Mtg Winchester Ser A
                 Rfdg .....................................................    3.000       11/01/06                398,680
       1,500     New Jersey Econ Dev Auth Rev Cigarette Tax ...............    5.500       06/15/16              1,645,065
         800     New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
                 Group Issue (Escrowed to Maturity) (Connie Lee Insd) .....    7.000       07/01/06                836,592
       1,000     New Jersey Hlthcare Facs Fin Auth Rev St Clare's
                 Hosp Inc Ser A Rfdg (Radian Insd) ........................    5.250       07/01/20              1,064,620
       1,000     New Jersey Hlthcare Facs Fin Auth Rev Virtua Hlth
                 Issue (FSA Insd) .........................................    5.250       07/01/10              1,092,500
         670     New Jersey St Edl Facs Auth Fairleigh Dickinson Univ
                 Ser D (ACA Insd) .........................................    5.000       07/01/05                678,543
         455     Rahway, NJ Ctfs Partn (MBIA Insd) ........................    5.500       02/15/16                507,129
         565     Rahway, NJ Ctfs Partn (MBIA Insd) ........................    5.600       02/15/17                631,246
                                                                                                              ------------
                                                                                                                12,931,098
                                                                                                              ------------

                 NEW MEXICO    1.4%
       1,000     Jicarilla, NM Apache Nation Rev Ser A (Acquired
                 10/23/2003, Cost $1,020,380)(d) ..........................    5.500       09/01/23              1,070,740
         700     Jicarilla, NM Apache Nation Rev Ser A (Acquired
                 10/23/2003, Cost $728,707) (d) ...........................    4.000       09/01/08                723,814
                                                                                                              ------------
                                                                                                                 1,794,554
                                                                                                              ------------

                 NEW YORK    4.1%
         245     Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
                 Woodcrest Estates Fac Ser A (AMT) ........................    5.875       12/01/09                253,820
       1,000     Long Island Pwr Auth NY Elec Gen Ser C                        5.500       09/01/17              1,103,110
         480     New York City Ser A ......................................    7.000       08/01/07                519,504
          20     New York City Ser A (Prerefunded @ 08/01/06) .............    7.000       08/01/07                 21,802
       1,000     New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
                 Ser A (Prerefunded @ 02/15/05) (AMBAC Insd) ..............    6.200       08/15/05              1,025,120
       1,000     New York St Mun Bd Bk Agy Sch Rev Ser C ..................    5.250       06/01/19              1,081,870
           5     Niagara Falls, NY Pub Impt (MBIA Insd) ...................    6.900       03/01/20                  5,119
       1,000     Tobacco Settlement Fin Corp NY Ser C-1 ...................    5.250       06/01/13              1,071,680
                                                                                                              ------------
                                                                                                                 5,082,025
                                                                                                              ------------

                 NORTH CAROLINA    3.2%
       1,040     Buncombe Cnty, NC Met Swr Dist Rfdg (MBIA Insd) .......       5.000       07/01/18              1,123,262
         630     North Carolina Eastn Mun Pwr Agy Pwr Sys Rev Ser D ....       6.450       01/01/14                707,685
       1,000     North Carolina Infrastructure Correctional Fac Proj ...       5.000       10/01/16              1,087,400
       1,000     North Carolina Muni Pwr Agy Ser A (MBIA Insd) .........       5.250       01/01/19              1,096,190
                                                                                                              ------------
                                                                                                                 4,014,537
                                                                                                              ------------

                 OHIO    7.2%
         500     Athens Cnty, OH Hosp Facs Rev & Impt O' Bleness
                 Mem Ser A Rfdg ........................................       6.250       11/15/13                522,120
       1,370     Cleveland, OH Non Tax Rev Cleveland Stadium Proj
                 Rfdg (AMBAC Insd) .....................................       5.125       12/01/20              1,487,738
          60     Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev-Port
                 Cleveland Bd Fd Ser B (AMT)                                   6.500       05/15/05                 60,541
         500     Dayton, OH Spl Facs Rev Afco Cargo Day LLC Proj
                 (AMT) .................................................       6.000       04/01/09                483,905
       2,675     Ohio Mun Elec Generation Agy Jt Venture 5 Ctfs Ben
                 Int Rfdg (AMBAC Insd)                                         5.000       02/15/21              2,847,136
       1,160     Sugarcreek, OH Loc Sch Dist Sch Impt Rfdg (MBIA
                 Insd) .................................................       5.250       12/01/18              1,280,164
       1,010     Toledo, OH Swr Sys Rev (AMBAC Insd)                           5.000       11/15/18              1,093,002
       1,000     University of Cincinnati Gen Ser C (FGIC Insd) ........       5.000       06/01/18              1,078,620
                                                                                                              ------------
                                                                                                                 8,853,226
                                                                                                              ------------

                 OKLAHOMA    0.9%
       1,000     University of Oklahoma Rev Multiple Fac (MBIA Insd) ...       5.000       06/01/19              1,072,520
                                                                                                              ------------

                 OREGON    4.7%
       2,575     Emerald Peoples Util Dist OR Ser A Rfdg (FSA Insd) ....       5.250       11/01/16              2,864,662
       1,685     Oregon St Dept Admin Svcs Lottery Rev Ser B (FSA
                 Insd) .................................................       5.000       04/01/18              1,832,454
       1,000     Port Morrow, OR Pollutn Ctl Portland Gen Ser A Rfdg
                 (c) ...................................................       5.200       05/01/33              1,058,390
                                                                                                              ------------
                                                                                                                 5,755,506
                                                                                                              ------------

                 PENNSYLVANIA    10.3%
         250     Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills            5.100       07/01/14                253,478
                 Proj (c) ..............................................
       1,320     Canon McMillan Sch Dist PA Ser A Rfdg (MBIA Insd)             5.000       12/15/15              1,450,416
       1,000     Erie, PA Ser A (FSA Insd) .............................       5.000       11/15/18              1,087,240
       1,500     Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC
                 Insd) .................................................       5.250       08/01/18              1,632,420
         900     Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd) .....       5.000       08/01/10                991,251
       2,000     Philadelphia, PA Redev Auth Rev Neighborhood Trans
                 Ser A (FGIC Insd) .....................................       5.500       04/15/16              2,236,300
       1,500     Springfield, PA Sch Dist DE Ser A (FGIC Insd) .........       5.000       03/15/20              1,610,295
       1,090     Wilson, PA Area Sch Dist (FGIC Insd) ..................       5.125       03/15/17              1,185,855
       2,070     York Cnty, PA Sch Technology (FGIC Insd) ..............       5.375       02/15/16              2,314,633
                                                                                                              ------------
                                                                                                                12,761,888
                                                                                                              ------------


                 RHODE ISLAND    0.9%
       1,000     Rhode Island St Econ Dev Grant Antic RI Dept Trans
                 Ser A (FSA Insd) ........................................     5.000       06/15/15              1,094,850
                                                                                                              ------------

                 SOUTH CAROLINA    1.8%
       1,020     Berkeley Cnty, SC Impt &  Rfdg (FSA Insd) ...............     5.000       09/01/17              1,107,649
       1,065     Lexington, SC Wtr & Swr Rev & Impt Comb Ser A Rfdg
                 (MBIA Insd) .............................................     5.000       04/01/14              1,158,060
                                                                                                              ------------
                                                                                                                 2,265,709
                                                                                                              ------------

                 SOUTH DAKOTA    1.3%
       1,515     Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd) ..............     5.000       12/01/18              1,632,943
                                                                                                              ------------

                 TENNESSEE    1.5%
       1,050     Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd) .........       *         06/01/15                681,009
       1,000     Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd) ..........     5.750       12/01/11              1,154,590
                                                                                                              ------------
                                                                                                                 1,835,599
                                                                                                              ------------


                 TEXAS    2.1%
         740     Austin, TX Util Sys Rev Comb Ser A Rfdg (MBIA Insd) .....     5.375       11/15/05                745,705
         395     Brazos River Auth TX Pollutn Ctl Rev TXU Elec Co Proj
                 Ser C Rfdg (AMT) (c) ....................................     5.750       05/01/36                434,709
       1,000     Lower Colorado Riv Auth TX LCRA Svcs Corp Proj
                 Rfdg (FGIC Insd) ........................................     5.000       05/15/17              1,061,200
         300     San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev
                 Beverly Oaks Apt Proj Ser A .............................     7.500       02/01/10                300,285
                                                                                                              ------------
                                                                                                                 2,541,899
                                                                                                              ------------

                 UTAH    0.0%
          45     Utah St Hsg Fin Agy Single Family Mtg Mezz Ser A
                 (FHA/VA Gtd) (AMT) ......................................     7.150       07/01/12                 45,970
                                                                                                              ------------

                 WEST VIRGINIA    1.2%
       1,500     West Virginia St Hosp Fin Auth (MBIA Insd) ..............     6.100       01/01/18              1,504,455
                                                                                                              ------------

                 WISCONSIN    0.4%
         500     Wisconsin St Hlth & Edl Facs Beaver Dam Cmnty Hosp
                 Inc .....................................................     5.500       08/15/14                494,710
                                                                                                              ------------

TOTAL LONG-TERM INVESTMENTS    97.0%
   (Cost $116,283,156) ............................................................................            119,957,646
                                                                                                              ------------

SHORT-TERM INVESTMENTS    2.0%
   (Cost $2,500,000) ..............................................................................              2,500,000
                                                                                                              ------------

TOTAL INVESTMENTS    99.0%
   (Cost $118,783,156) ............................................................................            122,457,646

OTHER ASSETS IN EXCESS OF LIABILITIES    1.0%  ....................................................              1,276,953
                                                                                                              ------------
 NET ASSETS     100.0% ............................................................................           $123,734,599
                                                                                                              ============


               Percentages are calculated as a percentage of net assets.

*              Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Variable rate security. Interest rate shown is that in effect at December 31, 2004.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.9% of net assets.

ACA--American Capital Access
AGC--AGC Insured Custody Certificates
AMBAC--AMBAC Indemnity Corp.
AMT--Alternative Minimum Tax
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA/VA--Federal Housing Administration/Department of Veterans Affairs
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.
Radian--Radian Asset Assurance
XLCA--XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004.


                                                                       UNREALIZED
                                                                      APPRECIATION/
SHORT CONTRACTS:                                       CONTRACTS      DEPRECIATION

U.S. Treasury Notes 5-Year Futures March 2005
(Current Notional Value of $109,531 per contract)             210    $      (13,200)
                                                      ===========    ==============

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)     DESCRIPTION                                                          COUPON         MATURITY               VALUE
          MUNICIPAL BONDS    99.6%
          ALABAMA    0.8%
$ 1,315   Alabama St Univ Rev Tuition Ser B (Prerefunded @
            01/01/12) (MBIA Insd)                                               5.250%        03/01/33               $ 1,495,615
  2,930   Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln Ser
            A (Prerefunded 08/15/05) (AMBAC Insd) (a)                           6.750         08/15/17                 3,015,351
  1,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                             5.000         01/01/24                 1,019,970
      3   Mobile, AL Indl Dev Brd Solid Waste Disp Rev
            Mobile Energy Svc Co Proj Rfdg                                      6.950         01/01/20                        18
                                                                                                              ------------------
                                                                                                                       5,530,954
                                                                                                              ------------------

          ARIZONA    3.3%
  8,685   Arizona Sch Fac Brd Ctf Ser B (FGIC Insd)                             5.250         09/01/17                 9,550,460
  5,000   Phoenix, AZ Civic Impt Corp Sr Lien Ser B (AMT)
            (FGIC Insd)                                                         5.250         07/01/32                 5,153,000
  2,500   Phoenix, AZ Indl Dev Auth Mtg Christian Care Apt
             Proj Ser A Rfdg                                                    6.500         01/01/26                 2,612,325
    500   Scottsdale, AZ Indl Dev Auth Rev First Mtg
             Westminster Vlg Ser A Rfdg (Prerefunded @
             06/01/05)                                                          8.250         06/01/15                   521,935
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
             Ser A Rfdg (AMBAC Insd)                                            6.000         09/01/12                 2,064,825
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
             Ser A Rfdg (AMBAC Insd)                                            6.125         09/01/17                 1,934,520
                                                                                                              ------------------
                                                                                                                      21,837,065
                                                                                                              ------------------

          ARKANSAS    0.4%
  1,270   Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp
             Rev Newport Hosp & Clinic Inc                                      7.375         11/01/11                   893,915
  2,102   Maumelle, AR Dogwood Addition Prd Muni Ppty
             Owners Rfdg (Acquired 03/14/01, Cost $2,102,114) (b)               7.500         03/01/06                 2,102,997
                                                                                                              ------------------
                                                                                                                       2,996,912
                                                                                                              ------------------

          CALIFORNIA    11.5%
  4,870   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub
             Pub Impts Proj C (FSA Insd)                                            *         09/01/20                 2,311,010
    305   California Infrastructure & Econ Dev Bk Rev Bay
             Area Toll Brdgs First Lien A (FSA Insd)                            5.250         07/01/20                   335,451
  5,000   California Infrastructure & Econ Dev Bk Rev
             Rites-PA-1202R (Inverse Fltg) (Acquired
             09/10/03, Cost $5,484,100) (FSA Insd) (b) (c)
             (i)                                                                7.899         07/01/11                 5,998,450
 10,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                     5.500         05/01/16                11,272,200

 6,575   California St Dept Wtr Res Pwr Rev Rites-PA-1201R
            (Inverse Fltg) (Acquired 09/08/03, Cost
            $7,143,277) (MBIA Insd) (b) (c)                                    7.899         05/01/20                 7,797,950
 5,000   California St Dept Wtr Res Pwr Ser A (XLCA Insd)                      5.375         05/01/17                 5,549,450
 7,500   California St Drivers Ser 482 (Inverse Fltg)
            (Acquired 07/19/04, Cost $8,325,750) (XLCA
            Insd) (b) (c) (i)                                                  8.203         10/01/10                 8,805,675
 3,500   California St Pub Wks Brd Lease Rev Dept
            Corrections Ser C                                                  5.250         06/01/28                 3,645,215
 2,640   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
            Insd)                                                                  *         09/01/13                 1,580,779
 5,430   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
            Insd)                                                                  *         09/01/14                 3,035,153
 3,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
            Apprec Rfdg (MBIA Insd)                                                *         01/15/17                 1,637,160
21,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
            Apprec Rfdg                                                            *         01/15/24                 6,916,350
15,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
            Apprec Rfdg                                                            *         01/15/30                 3,389,850
 6,695   San Francisco, CA City & Cnty Second Ser Issue
            29 B Rfdg (FGIC Insd)                                              5.125         05/01/20                 7,216,540
 1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med
            Ctr Inc.                                                           5.375         10/15/34                 1,597,728
 5,000   West Contra Costa CA Uni Election of 2002 Ser B
            (FSA Insd)                                                         5.000         08/01/26                 5,196,400
                                                                                                             ------------------
                                                                                                                     76,285,361
                                                                                                             ------------------

         COLORADO    6.8%
 2,840   Adams Cnty, CO Single Family Mtg Rev Ser A
            (Escrowed to Maturity) (i)                                         8.875         08/01/10                 3,656,784
 5,000   Arapahoe Cnty, CO Wtr & Waste Proj Ser A (MBIA
            Insd)                                                              5.125         12/01/32                 5,189,800
 5,000   Colorado Dept Trans Rev Antic Nts Ser A
            (Prerefunded 12/15/13) (AMBAC Insd)                                5.250         12/15/16                 5,690,300
 5,000   Colorado Ed & Cultural Fac Auth Rev Impt Charter
            Sch Peak to Peak Rfdg (XLCA Insd)                                  5.250         08/15/34                 5,249,750
 1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran
            Ser A                                                              5.250         06/01/34                 1,024,060
 5,000   Colorado Springs, CO Utils Rev Sys Sub Lien Ser A
            Impt & Rfdg                                                        5.000         11/15/21                 5,253,150
 6,500   E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
            (MBIA Insd)                                                            *         09/01/20                 3,124,875
15,000   E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
            (MBIA Insd)                                                            *         09/01/20                 7,251,150
 1,320   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
            (Prerefunded @ 12/15/05) (MBIA Insd)                                   *         12/15/14                   782,852
 1,420   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
            (Prerefunded @ 12/15/05) (MBIA Insd) (i)                               *         12/15/15                   793,851
 1,420   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
            (Prerefunded @ 12/15/05) (MBIA Insd) (i)                               *         12/15/16                   744,293
 1,330   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
            (Prerefunded @ 12/15/05) (MBIA Insd)                                   *         12/15/18                   612,904
 3,690   Jefferson Cnty, CO Residential Mtg Rev (Escrowed
            to Maturity) (i)                                                  11.500         09/01/12                 5,605,147
                                                                                                             ------------------
                                                                                                                     44,978,916
                                                                                                             ------------------


         CONNECTICUT    1.9%
 2,785   Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
            (Acquired 07/09/02, Cost $3,177,971) (FGIC Insd) (b) (c) (i)       8.652         08/15/15                 3,462,368
 2,950   Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
            (Acquired 07/09/02, Cost $3,323,232) (FGIC Insd) (b) (c) (i)       8.652         08/15/16                 3,646,583
 2,530   Mashantucket Western Pequot Tribe CT Spl Rev Ser
            A, 144-A Private Placement (d)                                     6.400         09/01/11                 2,693,033
 2,470   Mashantucket Western Pequot Tribe CT Spl Rev Ser
            A, 144-A Private Placement (Prerefunded @ 09/01/07) (d)            6.400         09/01/11                 2,720,483
                                                                                                             ------------------
                                                                                                                     12,522,467
                                                                                                             ------------------

         DISTRICT OF COLUMBIA    1.3%
 5,150   District Columbia Tax Incrmnt Gallary Place Proj
            (FSA Insd)                                                         5.250         07/01/27                 5,429,748
 3,000   Metropolitan Washington DC Arpt Auth Sys Ser A
            (AMT) (FGIC Insd)                                                  5.250         10/01/32                 3,091,770
                                                                                                             ------------------
                                                                                                                      8,521,518
                                                                                                             ------------------

         FLORIDA    5.7%
 5,000   Broward Cnty, FL Arpt Sys Rev Ser J-I (AMT)
            (AMBAC Insd)                                                       5.250         10/01/26                 5,181,450
 9,000   Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser
            A Rfdg (MBIA Insd)                                                     *         02/01/18                 4,341,330
 5,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                      5.950         07/01/20                 5,103,750
 6,385   Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)                           5.375         07/01/16                 7,110,847
   500   Orange Cnty, FL Hlth Fac Auth Rev First Mtg
            Orlando Lutheran Twr Rfdg                                          8.625         07/01/20                   521,420
   595   Orange Cnty, FL Tourist Dev Tax Rev (Escrowed to
            Maturity) (AMBAC Insd)                                             6.000         10/01/16                   616,712
12,860   Orlando, FL Util Commn Wtr Rfdg                                       5.250         10/01/19                14,155,259
   808   Tampa Palms, FL Open Space & Tran Cmnty Dev Dist
            Rev Cap Impt Area 7 Proj (Prerefunded @
            05/01/05)                                                          7.500         05/01/18                   837,427
                                                                                                             ------------------
                                                                                                                     37,868,195
                                                                                                             ------------------

         GEORGIA    1.0%
 6,315   Municipal Elec Auth GA Combustion Turbine Proj
            Ser A (MBIA Insd)                                                  5.250         11/01/17                 6,976,370
                                                                                                             ------------------

         ILLINOIS    8.0%
 5,000   Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
            (FGIC Insd)                                                            *         12/01/20                 2,368,450
 3,000   Chicago, IL Lakefront Millennium Pkg Fac (MBIA
            Insd) (e)                                                        0/5.650         01/01/19                 3,093,000
 1,000   Chicago, IL Metro Wtr Reclamation Dist Gtr
            Chicago (Escrowed to Maturity)                                     7.000         01/01/11                 1,187,530
 8,050   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
            Lien C-2 Rfdg (AMT) (XLCA Insd)                                    5.250         01/01/34                 8,309,290
 5,100   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
            Airl Proj Ser B Rfdg (AMT) (f) (g)                                 5.200         04/01/11                 1,071,000
 3,210   Chicago, IL Proj & Rfdg Ser C (FGIC Insd) (i)                         5.750         01/01/16                 3,630,285
   140   Chicago, IL Single Family Mtg Rev Ser A (AMT)
            (GNMA Collateralized)                                              7.000         09/01/27                   140,578

   125   Chicago, IL Tax Increment Alloc Santn Drain &
            Ship Canal Ser A                                                   7.375         01/01/05                   125,000
 1,000   Chicago, IL Tax Increment Alloc Santn Drain &
            Ship Canal Ser A                                                   7.750         01/01/14                 1,042,600
 2,000   Chicago, IL Tax Increment Alloc Sub Cent Loop
            Redev Ser A                                                        6.500         12/01/05                 2,060,500
 1,000   Cook Cnty, IL Cmnty College Dist No 508 Chicago
            Ctf Part (FGIC Insd)                                               8.750         01/01/07                 1,122,550
 2,265   Cook Cnty, IL Cons High Sch Dist No 200 Oak Park
            (FSA Insd) (i)                                                         *         12/01/11                 1,751,728
 5,000   Cook Cnty, IL Ser A (FGIC Insd)                                       5.500         11/15/31                 5,419,700
 1,500   Hodgkins, IL Tax Increment Ser A Rfdg                                 7.625         12/01/13                 1,595,340
 1,310   Huntley, IL Increment Alloc Rev Huntley Redev
            Proj Ser A                                                         8.500         12/01/15                 1,367,692
   170   Illinois Dev Fin Auth Rev Cmnty Fac Clinic
            Altgeld Proj                                                       8.000         11/15/06                   164,640
 5,000   Illinois St First Ser (FSA Insd)                                      5.250         12/01/21                 5,441,600
 9,250   Metropolitan Pier & Expo Auth IL Dedicated St Tax
            Rev Cap Apprec McCormick Rfdg (MBIA Insd) (e)                    0/5.400         06/15/19                 7,021,397
 3,555   Metropolitan Pier & Expo Auth IL Dedicated St Tax
            Rev Cap Apprec McCormick Ser A Rfdg (MBIA Insd)                        *         12/15/15                 2,225,572
 1,120   Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj
            (Acquired 11/17/93, Cost $1,120,000) (b)                           7.500         11/01/13                 1,118,902
 4,270   Will Cnty, IL Fst Presv Dist Ser B (FGIC Insd)                            *         12/01/15                 2,669,903
                                                                                                             ------------------
                                                                                                                     52,927,257
                                                                                                             ------------------

         INDIANA    1.4%
 2,500   Indiana Bd Bk Spl Pgm Hendricks Redev
            (Prerefunded @ 02/01/07) (LOC - Canadian
            Imperial Bank)                                                     6.200         02/01/23                 2,745,825
 1,910   Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
            Ser A                                                              7.125         06/01/34                 1,782,641
   550   Indianapolis, IN Loc Pub Impt Bd Bk Ser D                             6.750         02/01/14                   663,058
   140   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/11                    86,041
   140   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/12                    79,702
   135   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/13                    71,195
   130   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/14                    63,508
   130   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/15                    58,829
   135   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/16                    56,608
   225   Saint Joseph Cnty, IN Redev Dist Tax Increment
            Rev Ser B (i)                                                          *         06/30/17                    87,397
 3,295   Vigo Cnty, IN Elem Sch Bldg First Mtg Impt &
            Rfdg (FSA Insd)                                                    5.250         01/10/22                 3,541,367
                                                                                                             ------------------
                                                                                                                      9,236,171
                                                                                                             ------------------

         IOWA    0.5%
   640   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
            Proj (FSA Insd)                                                    6.000         07/01/07                   694,125

 2,400   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
            Proj (FSA Insd)                                                    5.750         07/01/17                 2,612,448
                                                                                                             ------------------
                                                                                                                      3,306,573
                                                                                                             ------------------

         KANSAS    1.1%
 6,600   Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
            (Prerefunded @ 09/01/10) (MBIA Insd) (i)                           5.625         09/01/13                 7,517,796
                                                                                                             ------------------

         LOUISIANA    0.2%
 1,400   West Feliciana Parish, LA Pollutn Ctl Rev Gulf
            States Util Co Proj Ser A                                          7.500         05/01/15                 1,425,102
                                                                                                             ------------------

         MASSACHUSETTS    3.8%
 7,500   Massachusetts St Fed Hwy Ser A                                        5.750         06/15/14                 8,492,550
 3,500   Massachusetts St Hlth & Ed Fac Auth Rev Ser G
            (MBIA Insd)                                                        5.000         07/01/13                 3,577,560
 1,500   Massachusetts St Indl Fin Agy Hillcrest Ed Ctr
            Inc Proj (Prerefunded @ 07/01/05)                                  8.450         07/01/18                 1,559,250
 5,270   Massachusetts St Indl Fin Agy Rev First Mtg
            Reeds Landing Proj (Variable Rate Coupon)                          7.100         10/01/28                 5,296,613
 5,000   Massachusetts St Rol-R 143-Ser II (Inverse
            Fltg) (Acquired 11/26/01, Cost $5,345,326)
            (MBIA Insd) (b) (c) (i)                                            8.389         11/01/16                 6,174,050
                                                                                                             ------------------
                                                                                                                     25,100,023
                                                                                                             ------------------

         MICHIGAN    3.8%
   840   Detroit, MI Loc Dev Fin Auth Tax Increment Sub
            Ser C (Acquired 09/08/97, Cost $840,000) (b)                       6.850         05/01/21                   839,488
 5,000   Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg
            (FGIC Insd)                                                        5.125         07/01/31                 5,143,200
 5,000   Michigan St Bldg Auth Rev Fac Prog Ser II                             5.500         10/15/16                 5,608,950
 5,000   Michigan St Strategic Fd Detroit Edison Co Proj C
            Rfdg (AMT) (XLCA Insd)                                             5.450         12/15/32                 5,234,900
 9,739   Michigan St Strategic Fd Ltd Oblig Rev Great
            Lakes Pulp & Fiber Proj (AMT) (f) (h)                              8.000         12/01/27                 1,442,224
 1,935   Michigan St Strategic Fd Solid Genesee Pwr Sta
            Proj Rfdg (AMT)                                                    7.500         01/01/21                 1,817,604
 5,000   Western Townships, MI Util Sew Rfdg (MBIA Insd)                       5.250         01/01/16                 5,430,400
                                                                                                             ------------------
                                                                                                                     25,516,766
                                                                                                             ------------------

         MISSOURI    1.7%
 3,000   Kansas City, MO Indl Dev Auth Plaza Lib Proj                          6.000         03/01/16                 3,162,930
 2,835   Kansas City, MO Port Auth Fac Riverfront Park
            Proj Ser A (i)                                                     5.750         10/01/06                 2,910,836
 3,935   Macon, MO Ctf Part (MBIA Insd)                                        5.250         08/01/17                 4,277,109
   530   Saint Louis, MO Tax Increment Rev Scullin Redev
            Area Ser A                                                        10.000         08/01/10                   616,756
                                                                                                             ------------------
                                                                                                                     10,967,631
                                                                                                             ------------------

         NEW HAMPSHIRE    0.8%
 1,555   New Hampshire Higher Ed & Hlth Fac Auth Rev (i)                       8.800         06/01/09                 1,655,391
   760   New Hampshire Higher Ed & Hlth Fac Auth Rev
            Daniel Webster College Issue Rfdg (i)                              6.100         07/01/09                   809,582

   750   New Hampshire St Business Fin Auth Elec Fac Rev
            Plymouth Cogeneration (AMT) (Acquired
            06/29/93, Cost $734,079) (b)                                       7.750         06/01/14                   767,857
 1,000   New Hampshire St Business Fin Auth Rev Alice Peck
            Day Hlth Sys Ser A                                                 6.875         10/01/19                 1,012,480
 1,000   New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC
            Insd)                                                              6.750         11/01/11                 1,095,620
                                                                                                             ------------------
                                                                                                                      5,340,930
                                                                                                             ------------------

         NEW JERSEY    10.6%
 2,000   Camden Cnty, NJ Impt Auth Lease Rev Dockside
            Refrig (Acquired 01/29/97, Cost $2,074,739) (b) (j)                8.400         04/01/24                 1,915,000
 3,250   Landis, NJ Sew Auth Swr Rev (Inverse Fltg) (FGIC
            Insd)(C)                                                           9.320         09/19/19                 4,153,468
 6,130   Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg
            (MBIA Insd)                                                        6.250         08/15/10                 6,858,183
 9,725   New Jersey Econ Dev Auth Drivers Ser 365 (Inverse
            Fltg) (Acquired 08/04/03, Cost $10,450,265)
            (FGIC Insd) (b) (c) (i)                                            8.223         06/15/11                11,639,950
 2,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg
            Rev Ser G Rfdg (f)                                                 8.400         12/15/15                 1,603,000
 2,000   New Jersey Econ Dev Auth Rev Cig Tax                                  5.750         06/15/34                 2,081,740
 1,900   New Jersey Econ Dev Auth Rev First Mtg Winchester
            Gardens Ser A (Prerefunded @ 11/01/06)                             8.500         11/01/16                 2,148,672
   350   New Jersey Econ Dev Auth Rev RWJ Hlthcare Corp
            (FSA Insd)                                                         6.250         07/01/14                   358,113
 1,000   New Jersey Econ Dev Auth Rev Utd Methodist Homes
            (Prerefunded @ 07/01/05)                                           7.500         07/01/20                 1,045,240
 1,000   New Jersey Econ Dev Auth Rev Utd Methodist Homes
            (Prerefunded @ 07/01/05)                                           7.500         07/01/25                 1,045,240
 8,000   New Jersey Econ Dev Auth Sch Fac Constr Ser F
            (Prerefunded @ 06/15/13) (FGIC Insd)                               5.250         06/15/17                 8,852,720
   755   New Jersey St Tpk Auth Tpk Rev Ser C (MBIA Insd)                      6.500         01/01/16                   919,764
 2,725   New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to
            Maturity) (MBIA Insd)                                              6.500         01/01/16                 3,313,709
 5,710   New Jersey St Trans Corp Ctf Fed Trans Admin Gnt
            Ser A (AMBAC Insd)                                                 5.750         09/15/10                 6,365,908
10,000   New Jersey St Trans Corp Ctf Fed Trans Admin Gnt
            Ser B (Prerefunded @ 09/15/10) (AMBAC Insd)                        6.000         09/15/15                11,563,100
 5,500   New Jersey St Trans Tr Fd Auth Rols RR II R 236
            (Inverse Fltg) (Acquired 07/30/03, Cost
            $6,391,317) (FSA Insd) (b) (c) (i)                                 8.896         06/15/20                 6,849,920
                                                                                                             ------------------
                                                                                                                     70,713,727
                                                                                                             ------------------

         NEW YORK    13.9%
 5,000   Metropolitan Trans Auth NY Rev Ser B (FGIC Insd)                      5.250         11/15/18                 5,522,050
10,000   Nassau Cnty, NY Interim Fin Auth Ser A
            (Prerefunded @ 11/15/10)                                           5.750         11/15/14                11,548,700
 4,800   New York City Ser A                                                   7.000         08/01/07                 5,195,040
   200   New York City Ser A (Prerefunded @ 08/01/06)                          7.000         08/01/07                   218,022
21,860   New York City Ser B (MBIA Insd)                                       5.875         08/01/15                24,992,538
 5,000   New York City Ser D (MBIA Insd)                                       5.200         08/01/14                 5,474,350

 5,000   New York City Transitional Drivers Ser 307
            (Inverse Fltg) (Acquired 11/06/02, Cost
            $5,439,826) (AMBAC Insd) (b) (c) (i)                               8.224         08/01/19                 5,977,750
 2,285   New York St Dorm Auth Rev Mental Hlth Ser A                           5.750         02/15/11                 2,464,715
 2,275   New York St Dorm Auth Rev Mental Hlth Svc Fac
            Ser A                                                              5.750         02/15/12                 2,453,929
 2,500   New York St Energy Resh & Dev Auth Gas Fac Rev
            (Inverse Fltg) (c)                                                10.576         04/01/20                 3,099,125
 3,000   New York St Energy Resh & Dev Auth Gas Fac Rev
            Brooklyn Union Gas Ser B (Inverse Fltg) (AMT) (c)                 11.673         07/01/26                 3,454,050
10,725   New York St Environmental Fac Rev Fds-Second
            Resolution (i)                                                     5.000         06/15/20                11,507,711
10,000   Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg                         5.000         11/15/22                10,534,500
                                                                                                             ------------------
                                                                                                                     92,442,480
                                                                                                             ------------------

         NORTH CAROLINA    1.4%
 8,700   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                         5.250         01/01/19                 9,536,853
                                                                                                             ------------------

         OHIO    0.2%
 1,000   Ohio St Air Quality Dev Auth Rev JMG Funding Ltd
            Part Proj Rfdg (AMT) (AMBAC Insd)                                  6.375         04/01/29                 1,023,100
                                                                                                             ------------------

         OKLAHOMA    0.1%
   415   Oklahoma Hsg Fin Agy Single Family Rev Mtg Class
            B (AMT) (GNMA Collateralized)                                      7.997         08/01/18                   431,741
                                                                                                             ------------------

         OREGON    2.7%
 5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                      5.250         07/01/22                 5,451,800
 1,000   Port Morrow, OR Pollutn Ctl Portland Gen A Rfdg
            (Variable Rate Coupon)                                             5.200         05/01/33                 1,058,390
10,000   Portland, OR Swr Sys Rev Ser A (FGIC Insd)                            5.750         08/01/18                11,231,500
                                                                                                             ------------------
                                                                                                                     17,741,690
                                                                                                             ------------------

         PENNSYLVANIA    0.9%
 5,250   Philadelphia, PA Auth Indl Ser B (FSA Insd)                           5.500         10/01/16                 5,871,285
                                                                                                             ------------------

         RHODE ISLAND    0.5%
 1,305   Rhode Island St Econ Dev Corp Rev (i)                                 7.250         07/01/10                 1,309,855
 2,000   Rhode Island St Hlth & Ed Bldg Higher Ed Johnson
            & Wales Rfdg (XLCA Insd)                                           5.375         04/01/19                 2,190,760
                                                                                                             ------------------
                                                                                                                      3,500,615
                                                                                                             ------------------

         SOUTH CAROLINA    0.2%
   700   Piedmont Muni Pwr Agy SC Elec Rev Rfdg                                5.000         01/01/25                   694,757
   370   Piedmont Muni Pwr Agy SC Elec Rev Rfdg
            (Prerefunded @ 01/01/05)                                           5.000         01/01/25                   370,000
                                                                                                             ------------------
                                                                                                                      1,064,757
                                                                                                             ------------------

         SOUTH DAKOTA    0.3%
 1,000   South Dakota St Hlth & Ed Fac Auth Rev Huron Regl
            Med Ctr                                                            7.250         04/01/20                 1,023,390
 1,250   South Dakota St Hlth & Ed Fac Auth Rev Sioux VY
            Hosp & Hlth Sys Ser A                                              5.250         11/01/34                 1,266,388

                                                                                                             ------------------
                                                                                                                      2,289,778
                                                                                                             ------------------

         TENNESSEE    1.1%
 4,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B
            Impt & Rfdg (MBIA Insd)                                            7.750         07/01/29                 5,131,480
 2,000   Springfield, TN Hlth & Ed Jesse Holman Jones Hosp
            Proj (Prerefunded @ 04/01/06)                                      8.500         04/01/24                 2,191,880
                                                                                                             ------------------
                                                                                                                      7,323,360
                                                                                                             ------------------

         TEXAS    8.5%
 1,955   Bell Cnty, TX Indl Dev Corp Solid Waste Disposal
            Rev (AMT) (f)                                                      7.600         12/01/17                   293,250
   500   Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev St.
            Luke's Lutheran Hosp (Escrowed to Maturity)                        7.000         05/01/21                   660,360
 3,170   Brazos River Auth TX Pollutn Ctl Rev Adj Elec Co
            Proj Ser C Rfdg (Variable Rate Coupon) (AMT)                       5.750         05/01/36                 3,488,680
    90   Coastal Wtr Auth TX Conveyance Sys Rev (Escrowed
            to Maturity) (AMBAC Insd)                                          6.250         12/15/17                    90,175
 5,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt
            & Rfdg (AMT) (FGIC Insd)                                           5.500         11/01/31                 5,232,600
 7,350   Grapevine Colleyville Indpt Sch Dist TX (PSF Gtd)                         *         08/15/11                 5,746,965
10,000   Houston, TX Hotel Occupancy Tax Convtn &
            Entertnmnt Ser B (AMBAC Insd)                                      5.750         09/01/14                11,398,400
 7,500   Lower CO River Auth TX Rev Ser A Rfdg (Inverse
            Fltg) (Acquired 10/20/99, Cost $7,623,805)
            (FSA Insd) (b) (c)                                                 9.126         05/15/14                 9,386,550
 6,250   Lower CO River Auth TX Rev Ser A Rfdg (Inverse
            Fltg) (Acquired 10/20/99, Cost $6,312,134)
            (FSA Insd) (b) (c)                                                 9.126         05/15/15                 7,796,938
 3,250   Lower CO River Auth TX Rev Ser A Rfdg (Inverse
            Fltg) (Acquired 10/20/99, Cost $3,254,875)
            (FSA Insd) (b) (c) (i)                                             9.126         05/15/16                 4,051,548
 2,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
            Mem Hosp Proj                                                      7.200         01/01/21                 2,016,420
   500   Texas Gen Svc Cmnty Part Int Office Bldg & Land
            Acquisition Proj                                                   7.000         08/01/19                   506,870
   500   Texas Gen Svc Cmnty Part Int Office Bldg & Land
            Acquisition Proj                                                   7.000         08/01/24                   506,860
   619   Texas Gen Svc Cmnty Part Lease Purch Ctf                              7.500         02/15/13                   625,533
 2,125   Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev
            Coll Ser C-2 Rfdg (Inverse Fltg) (AMT) (GNMA
            Collateralized) (c)                                               11.691         07/02/24                 2,141,639
   290   Texas St Higher Ed Coordinating Brd College
            Student Ln Rev (AMT)                                               7.849         10/01/25                   291,247
 2,220   Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                               5.000         08/15/30                 2,256,785
                                                                                                             ------------------
                                                                                                                     56,490,820
                                                                                                             ------------------

         UTAH    2.0%
 1,340   Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (f)                                                           7.800         09/01/15                   269,340
 1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (f)                                                           8.000         09/01/20                   201,000
 1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (f)                                                           7.800         09/01/25                   201,000

11,000   Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg                         6.150         02/15/12                12,733,490
    20   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1
            (AMT) (FHA Gtd)                                                    7.100         07/01/14                    20,433
    30   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2
            (AMT) (FHA Gtd)                                                    7.200         01/01/27                    30,638
                                                                                                             ------------------
                                                                                                                     13,455,901
                                                                                                             ------------------

         VERMONT    0.2%
 1,000   Vermont Ed & Hlth Bldg Fing Agy Rev Bennington
            College Proj                                                       6.625         10/01/29                 1,015,490
                                                                                                             ------------------

         WASHINGTON    2.2%
 5,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg                     5.500         07/01/17                 5,576,000
 8,000   King Cnty, WA Sch Dist No 411 (FGIC Insd) (i)                         5.250         12/01/20                 8,774,320
                                                                                                             ------------------
                                                                                                                     14,350,320
                                                                                                             ------------------

         WEST VIRGINIA    0.8%
 1,500   West Virginia St Hosp Fin Auth Hosp Rev Bears &
            Bulls WV Univ Med Corp Rfdg (MBIA Insd)                            6.100         01/01/18                 1,504,455
 4,000   West Virginia St Hosp Fin Auth Hosp Rev Bears &
            Bulls WV Univ Med Corp Rfdg (MBIA Insd)                            6.100         01/01/18                 4,011,760
                                                                                                             ------------------
                                                                                                                      5,516,215
                                                                                                             ------------------

TOTAL INVESTMENTS    99.6%
   (Cost $630,045,033)                                                                                              661,624,139

OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                                         2,389,036
                                                                                                             ------------------

NET ASSETS    100.0%                                                                                               $664,013,175
                                                                                                             ==================

          Percentages are calculated as a percentage of net assets.

*         Zero coupon bond

(a)       Asset segregated as collateral for open futures transactions.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 13.3% of net assets.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f)       Non-income producing security.

(g)       This borrower has filed for protection in federal bankruptcy court.

(h)       Payment-in-kind security.

(i)       The Fund owns 100% of the bond issuance.

(j)       Interest is accruing at less than the stated coupon.

AMBAC   - AMBAC Indemnity Corp.

AMT     - Alternative Minimum Tax

FGIC    - Financial Guaranty Insurance Co.

FHA     - Federal Housing Administration

FSA     - Financial Security Assurance Inc.

GNMA    - Government National Mortgage Association

LOC     - Letter of Credit

MBIA    - Municipal Bond Investors Assurance Corp.

PSF     - Public School Fund

XLCA    - XL Capital Assurance Inc.

FUTURE CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2004:

                                                                                                                  UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                              CONTRACTS          DEPRECIATION
SHORT CONTRACTS:
                 U.S. Treasury Notes 10-year Futures March 2005  (Current                            61          $ (63,150)
                 Notional Value of $111,938 per contract)

                 U.S. Treasury Notes 5-year Futures March 2005  (Current
                 Notional Value of $109,531 per contract)                                           285           (194,850)
                                                                                              ---------          ---------
                                                                                                    346          $(258,000)
                                                                                              =========          =========

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)                 DESCRIPTION                                                   COUPON        MATURITY                 VALUE

                      MUNICIPAL BONDS 99.8%
                      NEW YORK    98.8%
 $         1,290      Albany Cnty, NY Indl Dev Agy Indl Dev Rev
                      Albany College of Pharmacy Ser A                                5.625%      12/01/34              $ 1,344,077
             330      Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen
                      Proj Ser A                                                      6.875       06/01/39                  313,378
           1,250      Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
                      Buffalo Proj (FSA Insd)                                         5.750       05/01/21                1,427,850
           1,250      Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
                      Buffalo Proj (FSA Insd)                                         5.750       05/01/22                1,427,850
           1,250      Hempstead Town, NY Indl Dev Adelphi Univ Civic
                      Fac                                                             5.750       06/01/22                1,380,287
             500      Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
                      Institute of Technology Rfdg (Prerefunded @
                      03/01/06)                                                       7.500       03/01/26                  539,915
           1,290      Islip, NY Res Recovery Agy Res 1985 Fac Ser E
                      (AMT) (FSA Insd)                                                5.750       07/01/22                1,432,042
           2,000      Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                  5.500       09/01/19                2,192,460
           1,250      Long Island Pwr Auth, NY Elec Sys Rev Gen Ser A
                      (AMBAC Insd)                                                    5.500       12/01/09                1,403,250
           1,000      Metropolitan Trans Auth NY Rev Ser A Rfdg
                      (AMBAC Insd)                                                    5.500       11/15/19                1,124,310
           1,000      Metropolitan Trans Auth NY Svc Contract Ser A
                      Rfdg                                                            5.125       01/01/29                1,028,830
           1,000      Monroe Cnty, NY Indl Dev Agy Nazareth College
                      Rochester Proj (MBIA Insd)                                      5.250       10/01/21                1,079,360
           1,155      Monroe Cnty, NY Indl Dev Agy Saint John Fisher
                      College Proj (Radian Insd) (c)                                  5.375       06/01/09                1,272,579
           1,320      Montgomery Cnty, NY Indl Dev Agy Lease Hfm
                      Boces Ser A (XLCA Insd)                                         5.000       07/01/34                1,350,980
           2,510      Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
                      Ser A (Prerefunded @ 11/15/10)                                  5.750       11/15/13                2,898,724
             295      Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
                      Ser A1 (AMBAC Insd)                                             5.375       11/15/16                  328,895
             750      Nassau Cnty, NY Swr & Storm Wtr Fin Auth Sys
                      Rev Ser B (MBIA Insd)                                           5.000       10/01/19                  809,700
             470      Nassau Cnty, NY Swr & Storm Wtr Fin Auth Sys
                      Rev Ser B (MBIA Insd)                                           5.000       10/01/23                  497,674
           2,425      New York City Fiscal 2003 Ser I                                 5.750       03/01/15                2,727,931
           1,500      New York City Hlth & Hosp Corp Rev Hlth Sys Ser
                      A (FSA Insd)                                                    5.500       02/15/18                1,669,410
           1,000      New York City Hlth & Hosp Corp Rev Hlth Sys Ser
                      A (FSA Insd)                                                    5.500       02/15/19                1,112,940
           1,000      New York City Hsg Dev Corp Ser A (AMT)                          5.500       11/01/34                1,028,760
             475      New York City Indl Dev Agy Civic Fac Rev Cmnty
                      Res Developmentally Disabled                                    7.500       08/01/26                  484,144
             500      New York City Indl Dev Agy Civic Fac Rev
                      College of New Rochelle Proj                                    5.750       09/01/17                  528,605
             500      New York City Indl Dev Agy Civic Fac Rev YMCA
                      Greater NY Proj                                                 6.000       08/01/07                  541,375


           1,015      New York City Indl Dev Agy Fac Rev Royal
                      Charter-NY Presbyterian (FSA Insd)                              5.250       12/15/11                1,146,311
           1,405      New York City Indl Dev Agy Fac Rev Royal
                      Charter-NY Presbyterian (FSA Insd)                              5.375       12/15/16                1,563,034
           1,440      New York City Indl Dev Agy Spl Fac Rev Terminal
                      One Group Assn Proj (AMT)                                       6.100       01/01/09                1,456,517
             500      New York City Muni Wtr Fin Ser B                                6.000       06/15/33                  580,965
             825      New York City Muni Wtr Fin Ser B (Prerefunded @
                      06/15/10)                                                       6.000       06/15/33                  963,138
           2,500      New York City Ser A                                             5.500       08/01/20                2,742,475
           1,000      New York City Ser A Rfdg                                        5.250       03/15/14                1,109,710
           1,000      New York City Ser A Rfdg                                        5.250       03/15/15                1,105,450
           1,000      New York City Ser B (MBIA Insd)                                 5.875       08/01/15                1,143,300
           1,000      New York City Transitional Fin Auth Rev Future
                      Tax Secd Ser A Rfdg (a)                                  5.500/14.000       11/01/26                1,124,510
           1,500      New York City Transitional Fin Auth Rev Future
                      Tax Secd Ser C (AMBAC Insd)                                     5.250       08/01/21                1,636,200
           1,000      New York City Transitional Fin Auth Rev Future
                      Tax Secd Ser D (MBIA Insd)                                      5.250       02/01/19                1,090,260
           1,540      New York City Transitional Future Tax Secd Ser B                5.500       02/01/15                1,719,872
           2,000      New York St Dorm Auth Lease Rev Court Fac Ser A                 5.500       05/15/20                2,185,520
             510      New York St Dorm Auth Lease Rev Insd St
                      Judicial Inst At Pace (AMBAC Insd)                              5.500       07/01/09                  570,241
             600      New York St Dorm Auth Lease Rev Insd St
                      Judicial Inst At Pace (AMBAC Insd)                              5.500       07/01/10                  676,992
           1,060      New York St Dorm Auth Lease Rev Master Boces
                      Pgm (FSA Insd)                                                  5.250       08/15/22                1,149,740
           1,500      New York St Dorm Auth Lease Rev Muni Hlth Fac
                      Impt Pgm Ser 1 (FSA Insd)                                       5.500       01/15/14                1,676,940
           1,000      New York St Dorm Auth Lease Rev St Univ Dorm Fac                5.375       07/01/16                1,094,100
           1,000      New York St Dorm Auth Rev City Univ Cons Third
                      Ser 1 (FGIC Insd)                                               5.250       07/01/25                1,066,910
           1,230      New York St Dorm Auth Rev City Univ Ser D Rfdg
                      (FSA Insd)                                                      5.750       07/01/12                1,403,073
             750      New York St Dorm Auth Rev City Univ Sys Cons
                      Ser A                                                           5.625       07/01/16                  864,840
           1,000      New York St Dorm Auth Rev City Univ Sys Cons
                      Ser B                                                           6.000       07/01/14                1,153,020
           1,890      New York St Dorm Auth Rev Dept Ed                               5.250       07/01/21                2,041,843
           1,000      New York St Dorm Auth Rev Insd Brooklyn Law Sch
                      Ser B (XLCA Insd)                                               5.375       07/01/23                1,094,860
           1,055      New York St Dorm Auth Rev Insd NY St Rehab Assn
                      Ser A (AMBAC Insd)                                              5.500       07/01/13                1,191,190
           1,040      New York St Dorm Auth Rev Insd NY St Rehab Assn
                      Ser A (AMBAC Insd)                                              5.500       07/01/15                1,165,788
           1,500      New York St Dorm Auth Rev Mem Sloan-Kettering
                      Ctr Ser 1 (MBIA Insd)                                           5.000       07/01/20                1,598,835
             605      New York St Dorm Auth Rev Mental Hlth Svc Ser B
                      (MBIA Insd)                                                     5.250       08/15/31                  629,823
           1,200      New York St Dorm Auth Rev Miriam Osborn Mem
                      Home Ser B (ACA Insd)                                           6.375       07/01/29                1,317,780
             750      New York St Dorm Auth Rev Nursing Home Menorah
                      Campus (FHA Gtd)                                                5.950       02/01/17                  794,460
           1,000      New York St Dorm Auth Rev Sch Dist Fin Pgm Ser
                      C (MBIA Insd)                                                   5.250       10/01/16                1,099,660
           1,000      New York St Dorm Auth Rev Sch Dist Fin Pgm Ser
                      D (MBIA Insd)                                                   5.500       10/01/17                1,123,480


           1,000      New York St Dorm Auth Rev Sch Dist Fin Pgm Ser
                      I (MBIA Insd)                                                   5.750       10/01/18                1,149,320
           1,000      New York St Dorm Auth Rev Secd Hosp North Gen
                      Hosp Rfdg (MBIA Insd)                                           5.750       02/15/17                1,128,050
           1,000      New York St Dorm Auth Rev Secd Hosp North Gen
                      Hosp Rfdg                                                       5.750       02/15/18                1,116,250
           1,000      New York St Dorm Auth Rev Second Hosp
                      Interfaith Med Cent Ser D (FSA Insd)                            5.750       02/15/08                1,094,470
           1,000      New York St Dorm Auth Rev St Personal Income
                      Tax Ed Ser A                                                    5.375       03/15/20                1,096,410
           1,000      New York St Dorm Auth Rev St Univ Ed Fac 1989
                      Res (MBIA Insd)                                                 6.000       05/15/15                1,144,790
           1,140      New York St Dorm Auth Rev St Univ Ed Fac Ser A
                      (FSA Insd)                                                      5.875       05/15/17                1,358,014
           1,000      New York St Dorm Auth Rev St Univ Ed Fac Ser A                  5.250       05/15/21                1,112,790
           1,665      New York St Dorm Auth Rev St Univ Ed Fac Ser B
                      (FSA Insd)                                                      5.250       05/15/13                1,881,000
             500      New York St Energy Resh & Dev Auth Gas Fac Rev
                      Brooklyn Union Gas Ser B (Inverse Fltg) (AMT)
                      (b)                                                            11.673       07/01/26                  575,675
           2,500      New York St Environ Fac Corp St Clean Wtr &
                      Drinking Revolving Fds                                          5.000       06/15/21                2,671,325
           1,890      New York St Environ Fac Corp St Clean Wtr &
                      Drinking Revolving Fds Ser B                                    5.000       12/15/21                2,006,386
           1,000      New York St Environmental Fac Corp St Clean Wtr
                      & Drinking Revolving Fd Pooled Fin Pgm I                        5.250       09/15/19                1,093,570
           1,000      New York St Hsg Fin Agy St Personal Income Tax
                      Rev Econ Dev & Hsg Ser A                                        5.250       09/15/19                1,092,590
           2,280      New York St Loc Govt Assist Corp Ser E Rfdg                     6.000       04/01/14                2,685,498
           1,000      New York St Mtg Agy Rev Homeowner Mtg Ser 71
                      (AMT)                                                           5.400       04/01/29                1,023,710
             910      New York St Mtg Agy Rev Homeowner Mtg Ser 82
                      (AMT)                                                           5.650       04/01/30                  954,790
             995      New York St Mtg Agy Rev Ser  101 (AMT)                          5.400       04/01/32                1,021,895
           1,885      New York St Ser C Rfdg                                          5.000       04/15/19                2,016,083
           1,000      New York St Twy Auth Svc Contract Rev Loc Hwy &
                      Brdg                                                            6.000       04/01/07                1,077,780
             460      New York St Twy Auth Svc Contract Rev Loc Hwy &
                      Brdg                                                            5.500       04/01/16                  513,907
             500      New York St Urban Dev Corp Rev Correctional Fac
                      Ser A Rfdg                                                      5.500       01/01/14                  557,940
           2,390      New York, NY Ser G                                              5.000       12/01/28                2,435,768
             300      Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
                      Elizabeth Med Ser A                                             5.875       12/01/29                  278,736
             200      Port Auth NY & NJ Spl Oblig (AMT)                               7.000       10/01/07                  208,910
           1,000      Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev
                      Franciscan Heights LP Proj Ser A (AMT) (LOC: JP
                      Morgan Chase)                                                   5.375       12/01/36                1,031,280
           1,000      Rockland Cnty, NY Solid Waste Ser B (AMT)
                      (AMBAC Insd)                                                    5.000       12/15/23                1,038,370
           1,000      Rondout Vly Cent Sch Dist NY Accord Ser A Rfdg
                      (FGIC Insd)                                                     5.000       03/01/19                1,064,610
           1,320      Sodus, NY Cent Sch Dist Rfdg (FGIC Insd)                        5.125       06/15/18                1,425,930
             825      Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev
                      Family Svc League Suffolk Cnty (LOC: Fleet
                      National)                                                       5.000       11/01/34                  824,819
             100      Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
                      Ser B                                                           7.500       08/01/10                  101,080
             250      Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
                      Home Ser A                                                      7.375       03/01/21                  258,388
           2,000      Tobacco Settlement Fin Corp NY Ser C-1                          5.500       06/01/22                2,178,960


           2,000      Triborough Brdg & Tunl Auth NY Gen Purp Ser A                   5.250       01/01/18                2,190,280
           1,000      Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
                      A                                                               5.000       01/01/32                1,019,810
           1,000      Ulster Cnty, NY Res Recovery Agy Solid Waste
                      Sys Rev Rfdg (AMBAC Insd)                                       5.250       03/01/18                1,089,570
           1,000      Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys
                      Rev (AMBAC Insd)                                                5.750       04/01/20                1,121,980
             310      Utica, NY Indl Dev Agy Civic Fac Rev Utica
                      College Proj Ser A                                              5.750       08/01/28                  308,397
             500      Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
                      Hudson Proj Ser A                                               6.375       01/01/24                  510,760
           1,000      Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty
                      Dev Ppty Yonkers Inc Ser A                                      6.625       02/01/26                1,077,490
                                                                                                                   -----------------
                                                                                                                        117,763,544
                                                                                                                   -----------------

                      U. S. VIRGIN ISLANDS    1.0%
           1,000      Virgin Islands Pub Fin Auth Rev Gross Rcpt
                      Taxes Ln Nt Ser A                                               6.375       10/01/19                1,154,710
                                                                                                                   -----------------

TOTAL
INVESTMENTS 99.8%

   (Cost $112,416,875)                                                                                                  118,918,254

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                               198,754
                                                                                                                   -----------------

NET ASSETS    100.0%                                                                                                   $119,117,008
                                                                                                                   =================


                      Percentages are calculated as a percentage of net assets.

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security.
                      These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.
(c) All or a portion of these securities have been physically segregated in connection with open future contracts.

ACA               -   American Capital Access
AMBAC             -   AMBAC Indemnity Corp.
AMT               -   Alternative Minimum Tax
FGIC              -   Financial Guaranty Insurance Co.
FHA               -   Federal Housing Administration
FSA               -   Financial Security Assurance Inc.
LOC               -   Letter of Credit
MBIA              -   Municipal Bond Investors Assurance Corp.
Radian            -   Radian Asset Assurance
XLCA              -   XL Capital Assurance Inc.



Futures contracts outstanding as of December 31, 2004:
                                                                                                     UNREALIZED
                                                                                                    APPRECIATION/
                                                                               CONTRACTS            DEPRECIATION
                                                                             ------------------------------------
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures March 2005 (Current Notional
Value of $111,938)                                                                 18                  ($23,978)
U.S. Treasury Notes 5-Year Futures March 2005 (Current Notional Value
of $109,531)                                                                       86                   (66,188)
                                                                             ------------------------------------
                                                                                  104                  ($90,166)
                                                                             ====================================


VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)               DESCRIPTION                                                        COUPON       MATURITY              VALUE
                    MUNICIPAL BONDS    99.0%
                    ALABAMA    1.2%
           1,000    Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser C
                    (AMBAC Insd)                                                       5.750       08/15/18         $    1,130,630
           2,000    Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser C
                    (AMBAC Insd)                                                       5.375       08/15/23              2,197,340
           2,000    Alabama Wtr Pollutn Ctl Auth (AMBAC Insd)                          5.750       08/15/18              2,249,480
           1,000    Butler, AL Indl Dev Brd Solid GA Pacific Corp Proj Rfdg
                    (AMT) (a)                                                          5.750       09/01/28              1,008,540
           1,500    Colbert Cnty Northwest Auth Hlth Care Fac                          5.750       06/01/27              1,491,135
           2,500    Huntsville/Carlton Cove, AL Carlton Cove Inc Proj Ser A            7.000       11/15/17              1,523,850
               3    Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
                    Energy Svc Co Proj Rfdg                                            6.950       01/01/20                     18
           1,395    Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser
                    A                                                                  5.600       11/01/16              1,409,271
           1,750    Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser
                    A                                                                  5.650       11/01/22              1,757,840
                                                                                                                   ----------------
                                                                                                                        12,768,104
                                                                                                                   ----------------

                    ALASKA    0.5%
           1,520    Alaska Indl Dev & Expt Auth Williams Lynxs AK Cargoport
                    Acquired 05/17/01, Cost $1,520,000) (AMT) ((b)                     7.800       05/01/14              1,580,663
           4,000    Juneau, AK City & Borough Rev Saint Anns Care Ctr Proj             6.875       12/01/25              3,651,600
                                                                                                                   ----------------
                                                                                                                         5,232,263
                                                                                                                   ----------------

                    ARIZONA    3.2%
           2,000    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network             6.375       12/01/37              2,137,180
           1,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser A                      7.500       11/15/23              1,017,710
           1,250    Arizona Hlth Fac Auth Rev Terraces Proj Ser A                      7.750       11/15/33              1,279,500
           5,880    Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty Hosp Ser A
                    Rfdg                                                               6.750       12/01/26              6,013,241
           1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn
                    AZ Proj                                                            7.500       03/01/35              1,071,890
             500    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn
                    AZ Proj                                                            6.300       09/01/38                481,530
           4,000    Maricopa Cnty, AZ Hlth Fac Rev Catholic Hlthcare West
                    Ser A                                                              5.500       07/01/26              4,146,720
           1,000    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty Learning
                    Ctr Proj 1 Ser A                                                   7.125       06/01/10              1,035,900
           4,000    Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev
                    Natl Hlth Fac II Proj Ser B (Acquired 01/15/98, Cost
                    $4,000,000) (b)                                                    6.625       07/01/33              3,014,200
           2,605    Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj
                    Ser A                                                              7.750       04/01/15              2,717,979

           2,000    Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj
                    Ser A                                                              7.875       04/01/27              2,066,740
           1,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg          6.375       08/15/29              1,514,760
           2,500    Phoenix, AZ Indl Dev Auth Mtg Christian Care Apt Proj
                    Ser A Rfdg                                                         6.500       01/01/26              2,612,325
             800    Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch
                    Proj                                                               7.500       02/01/34                808,312
           1,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada at Park Ctr
                    Ser A                                                              7.000       05/15/27              1,017,110
             520    Pima Cnty, AZ Indl Dev Auth Ser A                                  7.250       11/15/18                341,468
           1,040    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev              6.500       12/01/12              1,130,636
           2,150    Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living
                    Ser A (AMT)                                                        6.500       07/01/31              1,919,821
                                                                                                                   ----------------
                                                                                                                        34,327,022
                                                                                                                   ----------------

                    CALIFORNIA    6.1%
           1,000    Abag Fin Auth Nonprofit Corp CA American Baptist Homes
                    Ser A Rfdg                                                         5.850       10/01/27                959,160
           1,000    Beaumont, CA Fin Auth Loc Agy Ser D                                5.800       09/01/35              1,003,690
           1,000    Blythe, CA Redev Agy Proj                                          5.750       05/01/34                992,200
           1,000    Brentwood, CA Infrastructure Auth Rev                              5.875       09/02/34              1,018,520
           1,000    California Hlth Fac Fin Auth Rev Adventist Hlth Sys Ser A          5.000       03/01/33              1,004,260
           2,000    California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                  5.500       05/01/16              2,254,440
           5,000    California St Econ Recover Ser A                                   5.000       07/01/16              5,347,150
           1,000    California Statewide Cmnty Dev Auth Elder Care Alliance
                    Ser A                                                              8.250       11/15/32              1,037,400
             960    California Statewide Cmnty Dev Auth Multi-Family Rev Hsg
                    Heritage Pointe Sr Apt Ser QQ (AMT) (Acquired 02/19/02,
                    Cost $957,600) (b)                                                 7.500       10/01/26                936,259
           1,000    California Statewide Cmnty Dev Auth San Francisco Art
                    Institute (Acquired 07/05/02, Cost $1,000,000) (b)                 7.375       04/01/32              1,005,480
           1,000    Chino, CA Cmnty Fac Dist No 03 Impt Area 1                         5.700       09/01/29              1,001,750
           5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
                    (Escrowed to Maturity) (MBIA Insd)                                     *       09/01/17              2,688,700
           1,500    Corona-Norco, CA Univ Sch Dist Pub Fin Auth Spl Tax Rev
                    Ser A                                                              5.800       09/01/35              1,510,335
           2,300    Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (MBIA
                    Insd)                                                                  *       01/15/18              1,178,658
           1,460    Healdsburg, CA Ctf Part Nuestro Hosp Inc (Acquired
                    11/13/98, Cost $1,438,055) (b) (c) (d)                             6.375       11/01/28                 25,550
           1,750    Huntington Beach, CA Cmnty No 2003 1 Huntington Ctr                5.800       09/01/23              1,786,837
             905    Indio, CA Pub Fin Auth Rev Tax Increment (Prerefunded @
                    08/15/06)                                                          6.500       08/15/27                963,997
           2,000    Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B           6.375       08/15/33              2,066,600
             500    Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B           6.500       08/15/34                521,560
           1,000    Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4 Ser A            5.700       09/01/34              1,010,650
           1,865    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser F                   7.100       09/01/20              2,023,600



           1,000    Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl Tax
                    Sycamore Creek                                                     6.000       09/01/33              1,035,360
           1,000    Lincoln, CA Spl Tax Cmnty Facs Dist No 2003 Ser 1                  6.000       09/01/34              1,027,260
           1,750    Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac
                    Sublease LA Intl Ser A-1 Rfdg                                      7.125       12/01/24              1,736,070
           8,440    Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C (AMT)          7.500       12/01/24              8,501,865
           1,440    Millbrae, CA Residential Fac Rev Magnolia of Millbrae
                    Proj Ser A (AMT)                                                   7.375       09/01/27              1,475,770
           1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area A              5.900       09/01/27              1,026,200
           1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area A              6.000       09/01/34              1,029,080
           1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area B              6.000       09/01/27              1,029,830
           1,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser A                    6.375       09/01/32              1,026,730
           2,000    Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt
                    Area 1                                                             5.550       09/01/30              2,009,480
           2,000    San Marcos, CA Pub Fac Auth Spl Tax Rev Ser A                      5.650       09/01/36              2,005,380
           1,135    Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg
                    (Acquired 07/28/98, Cost $1,135,000) (b)                           6.000       09/01/12              1,184,225
           1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A                5.900       09/01/24              1,032,410
           1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A                6.000       09/01/34              1,534,935
           1,965    Vallejo, CA Ctf Partn Touro Univ                                   7.250       06/01/16              2,118,584
           1,000    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist Ser A          5.800       09/01/31              1,019,530
           1,000    Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake                  6.250       09/01/34              1,001,950
           1,800    Yuba City, CA Redev Agy Tax Proj Ser A                             6.000       09/01/31              1,853,694
           3,000    Yuba City, CA Redev Agy Tax Proj Ser A                             6.000       09/01/39              3,064,770
                                                                                                                   ----------------
                                                                                                                        65,049,919
                                                                                                                   ----------------

                    COLORADO    2.7%
           1,000    Bromley Pk Met Dist CO No 2 Ser B                                  8.050       12/01/32              1,018,410
             975    Colorado Ed & Cultural Fac Charter Sch Frontier Academy            7.250       06/01/20              1,011,757
           2,000    Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A                 6.375       08/15/24              1,748,340
           2,000    Colorado Hlth Fac Auth Rev Baptist Home Assn Ser B                 7.500       08/15/27              1,989,360
           1,060    Colorado Hlth Fac Auth Rev Christian Living Campus Proj            7.050       01/01/19              1,076,419
           3,425    Denver, CO Hlth & Hosp Auth Ser A Rfdg                             6.250       12/01/33              3,693,828
           2,500    Elk Vly, CO Pub Impt Fee Ser A                                     7.300       09/01/22              2,695,125
           5,000    Jefferson Cnty, CO Sch Dist No R-001 Drivers Ser 674
                    (Acquired 12/22/04, Cost $5,669,271) (FSA Insd) (b)                7.840       12/15/12              5,645,750
             710    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser A (e)          6.750       10/01/14                403,898
           1,985    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser A
                    (AMT) (e)                                                          7.000       10/01/18              1,128,989
           4,825    Lake Creek Affordable Hsg Corp Hsg Proj Ser A Rfdg                 6.250       12/01/23              4,460,230

             500    Neu Towne, CO Met Dist                                             7.250       12/01/34                498,440
           1,000    Serenity Ridge, CO Met Dist No 2                                   7.500       12/01/34              1,000,250
           1,725    Skyland Metro Dist CO Gunnison Cnty Rfdg                           6.750       12/01/22              1,720,429
           1,000    Southlands Met Dist No 1 CO                                        7.000       12/01/24                999,380
                                                                                                                   ----------------
                                                                                                                        29,090,605
                                                                                                                   ----------------

                    CONNECTICUT    0.7%
           1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl LLC Proj
                    (AMT)                                                              8.000       04/01/30              1,568,925
           2,000    Mohegan Tribe Indians CT Pub Impt Priority Dist
                    (Acquired 09/27/01, Cost $1,957,076) (b)                           6.250       01/01/31              2,124,520
           3,500    Mohegan Tribe Indians CT Pub Impt Priority Dist
                    (Acquired 11/03/04, Cost $3,418,834) (b)                           5.250       01/01/33              3,445,505
                                                                                                                   ----------------
                                                                                                                         7,138,950
                                                                                                                   ----------------

                    DELAWARE    0.1%
           1,100    Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr
                    Assoc Proj (AMT)                                                   6.250       06/01/28                957,407
                                                                                                                   ----------------

                    DISTRICT OF COLUMBIA    0.1%
           1,000    District of Columbia Rev Methodist Home Issue                      6.000       01/01/29                907,080
              85    District of Columbia Ser A-1 (Escrowed to Maturity)
                    (MBIA Insd)                                                        6.500       06/01/10                100,145
                                                                                                                   ----------------
                                                                                                                         1,007,225
                                                                                                                   ----------------

                    FLORIDA    10.0%
           1,000    Anthem Pk Cmnty Dev Dist FL Cap Impt Rev                           5.800       05/01/36              1,003,740
           1,000    Bellalago Ed Fac Benefits Ser A                                    6.000       05/01/33              1,009,930
           1,000    Bellalago Ed Fac Benefits Ser B                                    5.800       05/01/34                999,770
           2,160    Bloomingdale, FL Cmnty Dev Dist Spl Assmt Rev                      5.875       05/01/36              2,210,069
           1,000    Bluewaters Cmnty Dev Dist of FL                                    6.000       05/01/35              1,008,710
           2,500    Bonnet Creek Resort Cmnty Dev                                      7.500       05/01/34              2,646,550
             795    Caribe Palm Cmnty Dev Dist FL Spl Assmt Ser A (a)                  5.850       05/01/35                793,243
           3,280    Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr               10.250       07/01/11              3,315,490
           1,390    Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr Ser A         10.250       07/01/11              1,405,040
           1,390    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev (Prerefunded
                    @ 05/01/06)                                                        7.625       05/01/18              1,495,821
           3,690    Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt Ser C (AMT)           6.610       07/01/38              3,480,076
           7,150    Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt Ser G
                    (AMT)                                                              6.600       07/01/38              6,713,206
           4,865    Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser B (AMT)             6.610       07/01/38              4,215,377
           1,500    Harbour Isles Cmnty Dev Dist of FL                                 6.125       05/01/35              1,524,525
             310    Heritage Harbor Cmnty Dev Dist FL Rev Recntl                       7.750       05/01/23                288,945
             850    Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt Ser A              6.700       05/01/19                873,961
           1,435    Highlands Cnty, FL Hlth Fac Hosp Adventist Hlth Sys                5.250       11/15/28              1,465,264
           1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj
                    Ser A (AMT)                                                        7.375       07/01/40              1,452,405
           2,500    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen
                    Hosp Proj Ser B                                                    5.250       10/01/34              2,534,975

           1,000    Islands at Doral III Cmnty 2004 Ser A                              5.900       05/01/35              1,012,700
           1,000    Islands at Doral NE Cmnty Dev                                      6.250       05/01/34              1,021,260
           1,480    Kendall Breeze West Cmnty Dev Dist FL Spl Assmt                    5.875       05/01/34              1,479,867
           2,000    Keys Cove Cmnty Dev Dist FL Assmt Rev                              5.875       05/01/35              2,004,480
             815    Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt Rev                7.875       05/01/17                846,166
           2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove
                    Hlthpk Ser A                                                       6.750       10/01/32              2,056,740
           3,535    Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall
                    Ser A Rfdg                                                         6.750       09/01/28              3,557,483
           1,290    Lexington Cmnty Dev Dist FL                                        6.125       05/01/34              1,316,600
             105    Marshall Creek Cmnty Dev FL Spl Assmt Ser B                        6.750       05/01/07                105,761
           2,500    Meadow Woods Cmnty Dev Dist FL Ser A                               6.050       05/01/35              2,531,350
           2,500    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med Ctr Rfdg
                    (Acquired 04/26/04, Cost $2,412,573) (b)                           6.750       11/15/29              2,674,650
           1,000    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med Ctr FL Proj             5.375       11/15/28                918,900
           3,000    Midtown Miami, FL Cmnty Dev Dist Ser A                             6.000       05/01/24              3,102,570
           1,195    Miromar Lakes Cmnty Dev Dist Ser B                                 7.250       05/01/12              1,261,789
             930    Northern Palm Beach Cnty Dist FL Impt Wtr Ctl & Impt
                    Unit Dev No 16 Rfdg                                                7.500       08/01/24                993,314
           1,775    Oak Creek Cmnty Dev Dist FL Spl Assmt                              5.800       05/01/35              1,766,054
           2,050    Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
                    Lutheran Twr Rfdg                                                  8.625       07/01/20              2,137,822
           2,250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
                    Lutheran Twr Rfdg                                                  8.750       07/01/26              2,322,967
           1,560    Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys          5.875       11/15/11              1,757,153
           1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys          6.375       11/15/20              1,118,270
           2,000    Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care           6.600       04/01/24              1,773,400
           1,000    Overoaks, FL Cmnty Dev Dist CA Ser A                               6.125       05/01/35              1,007,510
           1,000    Parklands Lee Cmnty Dev Dist FL Spl Assmt Ser A (a)                5.800       05/01/35                997,220
           1,000    Pine Is Cmnty Dev Dist FL Spl Assmt (a)                            5.750       05/01/35              1,003,450
           2,280    Pinellas Cnty, FL Ed Fac Auth Rev College Harbor Proj
                    Ser A                                                              8.250       12/01/21              2,378,656
           1,685    Pinellas Cnty, FL Ed Fac Auth Rev College Harbor Proj
                    Ser A                                                              8.500       12/01/28              1,761,819
           3,000    Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwater Proj            6.250       06/01/34              3,027,930
           2,000    Reunion West Cmnty Dev Dist                                        6.250       05/01/36              2,067,280
             990    Saddlebrook, FL Cmnty Ser A                                        6.900       05/01/33              1,041,826
           1,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor
                    Saint John's Proj Ser A                                            8.000       01/01/30              1,050,100
           2,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview
                    Proj Ser A                                                         7.100       10/01/26              2,010,360
           6,000    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac Sunnyside Ppty            6.700       07/01/25              5,571,720
           2,015    Silver Palms Cmnty Dev Dist                                        5.900       05/01/34              2,005,066
           1,300    South Dade Venture Cmnty Dev                                       6.125       05/01/34              1,322,269
             210    Stoneybrook West Cmnty Dev Dist FL Spl Assmt Rev Ser B             6.450       05/01/10                214,112
              22    Tara Cmnty Dev Dist 1 FL Cap Impt Rev Ser B                        6.750       05/01/10                 22,445
           1,787    University Square Cmnty Dev Dist FL Cap Impt Rev
                    (Acquired 10/07/99, Cost $1,785,270) (b)                           6.750       05/01/20              1,884,910

           2,000    Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg
                    (Prerefunded @ 11/01/06)                                           7.625       11/01/26              2,228,760
           1,000    World Commerce Cmnty Dev Dist Ser A1                               6.250       05/01/22              1,009,360
           1,715    World Commerce Cmnty Dev Dist Ser A2                               6.125       05/01/35              1,745,030
                                                                                                                   ----------------
                                                                                                                       106,546,216
                                                                                                                   ----------------

                    GEORGIA    2.1%
           2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj                            7.750       12/01/14              2,194,040
           2,365    Atlanta, GA Urban Residential Fin Auth Multi-Family Rev
                    John Eagan Proj Ser A (AMT)                                        6.750       07/01/30              2,269,430
           2,750    De Kalb Cnty, GA Residential Care Fac Kings Bridge Ser A           8.250       07/01/26              2,860,495
           1,000    Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)               5.625       07/01/18              1,004,220
           1,800    Fulton Cnty, GA Residential Care Canterbury Court Proj
                    Ser A                                                              6.000       02/15/22              1,815,912
             650    Fulton Cnty, GA Residential Care Canterbury Court Proj
                    Ser A                                                              6.125       02/15/34                649,415
           3,500    Fulton Cnty, GA Residential Care Sr Lien RHA Asstd
                    Living Ser A                                                       7.000       07/01/29              3,375,610
           4,000    Milledgeville Baldwin Cnty GA College & St Univ Fndtn              5.625       09/01/30              4,157,640
           1,000    Private Colleges & Univ Auth GA Mercer Hsg Corp Proj Ser
                    A                                                                  6.000       06/01/21              1,054,000
           2,930    Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf
                    (Variable Rate Coupon)                                            12.334       10/01/25              3,214,972
                                                                                                                   ----------------
                                                                                                                        22,595,734
                                                                                                                   ----------------

                    HAWAII    2.8%
           3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj
                    Ser A                                                              8.000       11/15/33              3,208,350
           1,820    Hawaii St Dept Trans Spl Fac Rev Continental Airl Inc
                    (AMT)                                                              5.625       11/15/27              1,343,670
          19,575    Honolulu, HI City & Cnty Ser B (MBIA Insd)                         5.000       07/01/13             21,725,314
           2,825    Kuakini, HI Hlth Sys Spl Ser A                                     6.375       07/01/32              2,945,317
                                                                                                                   ----------------
                                                                                                                        29,222,651
                                                                                                                   ----------------

                    IDAHO    0.1%
           1,000    Idaho Hlth Fac Auth Rev Vly Vista Care Ser A Rfdg                  7.875       11/15/29                988,580
                                                                                                                   ----------------

                    ILLINOIS    8.2%
           2,500    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                           *       01/01/29                671,950
           1,993    Bolingbrook, IL Spl Svc Area No 01-1                               7.375       07/01/31              2,133,586
           1,500    Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg
                    Proj (Acquired 11/13/02, Cost $1,500,000) (b)                      6.750       03/01/32              1,557,930
           1,670    Bolingbrook, IL Spl Svc Area No 1 Spl Tax Ser 2004
                    Augusta Vlg Proj                                                   6.250       03/01/32              1,676,179
           1,906    Bolingbrook, IL Spl Svc Area No 3 Lakewood Ridge Proj              7.050       03/01/31              2,022,152
             964    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                     7.625       03/01/30              1,045,015
           3,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd) (f)          0/5.700       01/01/25              3,027,660
           7,750    Chicago, IL O'Hare Intl Arpt Rev RR II R 239-1 (Inverse
                    Fltg) (Acquired 08/18/03, Cost $8,388,088) (AMT) (b) (g)           9.414       01/01/19              9,516,767

           3,600    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Inc
                    Proj Ser B Rfdg (AMT) (c) (d)                                      6.100       11/01/35                756,000
           5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)                            5.500       01/01/38              5,446,050
           4,000    Chicago, IL Spl Assmt Lakeshore East Proj                          6.625       12/01/22              4,151,240
             840    Chicago, IL Tax Increment Alloc Read Dunning Ser B (ACA
                    Insd)                                                              7.250       01/01/14                903,613
           2,000    Chicago, IL Tax Increment Alloc Sub Cent Loop Redev Ser A          6.500       12/01/05              2,060,500
           3,000    Chicago, IL Tax Increment Alloc Sub Cent Loop Redev Ser
                    A (ACA Insd)                                                       6.500       12/01/06              3,202,920
           1,925    Chicago, IL Tax Increment Alloc Sub Cent Loop Redev Ser
                    A (ACA Insd)                                                       6.500       12/01/08              2,157,270
           1,000    Clay Cnty, IL Hosp Rev                                             5.900       12/01/28                940,990
           1,295    Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj             7.375       03/01/11              1,424,798
           1,245    Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj             7.750       03/01/27              1,371,716
           1,500    Godfrey, IL Rev Utd Methodist Vlg Ser A                            5.875       11/15/29              1,144,980
           2,700    Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp
                    Rfdg                                                               6.550       11/15/29              2,533,410
           1,740    Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A           8.500       12/01/15              1,816,630
             253    Huntley, IL Spl Svc Area No 10 Spl Tax Ser A                       6.250       03/01/09                256,112
           2,621    Huntley, IL Spl Svc Area No 10 Spl Tax Ser A                       6.500       03/01/29              2,675,281
           1,405    Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj                8.000       11/15/16              1,273,239
             500    Illinois Fin Auth Rev Fairview Oblig Grp Ser A Rfdg                6.000       08/15/20                503,560
             500    Illinois Fin Auth Rev Fairview Oblig Grp Ser A Rfdg                6.125       08/15/27                498,200
           3,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                  5.500       08/15/43              3,134,970
           1,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home Proj                   7.125       11/15/29                990,120
           2,500    Illinois Hlth Fac Auth Rev Decatur Mem Hosp                        5.750       10/01/24              2,614,375
           3,000    Illinois Hlth Fac Auth Rev Fairview Oblig Grp Ser A Rfdg
                    (Prerefunded @ 08/15/06)                                           7.400       08/15/23              3,285,150
             650    Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys Ser A              6.000       07/01/21                681,837
           1,200    Illinois Hlth Fac Auth Rev Lutheran Sr Ministries Oblig
                    Ser A                                                              7.375       08/15/31              1,210,488
           1,500    Illinois Hlth Fac Auth Rev Peace Mem Ministries Proj
                    (Prerefunded @ 08/15/06)                                           7.500       08/15/26              1,644,840
           1,365    Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp Proj                 7.500       01/01/11              1,366,024
             250    Illinois Hlth Fac Auth Rev Ser A Rfdg                              6.200       08/15/23                254,142
           1,125    Illinois Hlth Fac Auth Rev Ser A Rfdg                              6.400       08/15/33              1,145,464
             700    Illinois Hlth Fac Auth Rev Silver Cross Hosp & Med Rfdg            5.500       08/15/19                724,059
           2,375    Lake Cnty, IL Fst Presv Dist Ld Acquisition & Dev                  5.750       12/15/16              2,704,436
             675    Lake Cnty, IL Fst Presv Dist Ld Acquisition & Dev                  5.750       12/15/17                768,629
              80    Lake, Cook, Kane & McHenry Cntys, IL Cmnty Unit Sch Dist
                    No 22 (FGIC Insd)                                                  5.750       12/01/19                 90,294
           1,000    Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj             6.375       03/01/34              1,005,440
           1,223    Montgomery, IL Spl Assmt Impt Lakewood Creek Proj                  7.750       03/01/30              1,359,585

           1,800    Peoria, IL Spl Tax Weaverridge Spl Svc Area                        8.050       02/01/17              1,902,222
           2,000    Plano, IL Spl Svc Area No 1 Lakewood Springs Proj Ser A            6.200       03/01/34              1,989,100
           2,095    Regional Tran Auth IL Ser B (AMBAC Insd)                           8.000       06/01/17              2,909,955
             950    Sterling, IL Rev Hoosier Care Proj Ser A                           7.125       06/01/34                885,723
           2,000    Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 Mpi
                    Grade Resv Proj                                                    6.375       03/01/34              2,003,900
                                                                                                                   ----------------
                                                                                                                        87,438,501
                                                                                                                   ----------------

                    INDIANA    1.1%
             825    Crawfordsville, IN Redev Cmnty Redev Dist Tax Increment
                    Rev (Acquired 10/15/97, Cost $825,000) (b)                         7.000       02/01/12                839,965
           1,905    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj Ser A              7.125       06/01/34              1,777,975
           6,500    Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A           6.000       03/01/34              6,554,080
           2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                   6.375       11/01/29              2,110,020
                                                                                                                   ----------------
                                                                                                                        11,282,040
                                                                                                                   ----------------

                    IOWA    1.0%
           2,000    Estherville, IA Hosp Rev Avera Holy Family Proj                    6.250       07/01/26              2,143,120
             375    Evansdale, IA Hlthcare Western Home Proj (a)                       6.000       11/01/26                371,227
           3,400    Evansdale, IA Hlthcare Western Home Proj Ser A                     6.000       11/01/26              3,365,796
           1,975    Iowa Fin Auth Hlth Care Fac Care Initiatives Proj Rfdg             9.250       07/01/25              2,398,578
             500    Iowa Fin Auth Retirement Cmnty Friendship Haven Proj Ser
                    A                                                                  5.750       11/15/19                496,215
             500    Iowa Fin Auth Retirement Cmnty Friendship Haven Proj Ser
                    A                                                                  6.000       11/15/24                499,380
             800    Iowa Fin Auth Retirement Cmnty Friendship Haven Proj Ser
                    A                                                                  6.125       11/15/32                784,016
           1,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hth Ctr Inc
                    Proj (a)                                                           6.150       10/01/36                987,650
                                                                                                                   ----------------
                                                                                                                        11,045,982
                                                                                                                   ----------------

                    KANSAS    0.6%
             910    Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg                8.000       07/01/16                858,312
           1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser B                 6.250       05/15/26              1,020,200
             915    Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg               8.000       07/01/16                863,028
           2,000    Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc Ser A                8.000       05/15/30              2,183,280
           1,500    Overland Pk, KS Dev Corp Rev First Tier Overland Park
                    Ser A                                                              7.375       01/01/32              1,608,870
                                                                                                                   ----------------
                                                                                                                         6,533,690
                                                                                                                   ----------------

                    LOUISIANA    0.9%
           2,000    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg
                    (AMT) (GNMA Collateralized)                                        5.375       10/20/39              2,020,140
           2,135    Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation
                    Ser A                                                              7.125       01/01/28              1,594,994
           1,600    Louisiana Loc Govt Environment Fac Hlthcare Saint James
                    Place A Rfdg                                                       7.000       11/01/29              1,461,824

           1,000    Louisiana Pub Fac Auth Rev Progressive Hlthcare                    6.375       10/01/20                949,000
           1,000    Louisiana Pub Fac Auth Rev Progressive Hlthcare                    6.375       10/01/28                905,580
           3,208    Louisiana St Univ & Agric & Mechanical College Univ Rev
                    Master Agreement (Acquired 11/30/98, Cost $3,208,383) (b)          5.750       10/30/18              3,048,156
                                                                                                                   ----------------
                                                                                                                         9,979,694
                                                                                                                   ----------------

                    MARYLAND    1.9%
           1,000    Baltimore Cnty, MD Mtg Rev Shelter Elder Care Ser A                7.250       11/01/29                984,150
           4,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth Ser A           5.950       07/01/30              4,021,120
           1,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth Ser B           6.250       07/01/30              1,005,240
             595    Maryland St Econ Dev Corp Air Cargo Rev Afco Cargo BWI
                    II LLC Proj (AMT)                                                  6.250       07/01/07                593,631
           1,200    Maryland St Econ Dev Corp MD Golf Course Sys                       8.250       06/01/28              1,116,096
           1,540    Maryland St Hlth & Higher Ed Calvert Hlth Sys                      5.500       07/01/36              1,614,644
           1,000    Maryland St Hlth & Higher Ed Medstar Hlth Rfdg                     5.500       08/15/33              1,028,910
           3,000    Montgomery Cnty, MD Econ Dev Editorial Proj In Ed Ser A
                    (Acquired 09/28/98, Cost $3,002,660) (b)                           6.400       09/01/28              2,895,270
           1,652    Prince Georges Cnty, MD Rev                                        8.000       04/01/16              1,379,816
           3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview Ser
                    A                                                                  8.000       07/01/26              3,231,570
           1,000    Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A                6.000       05/01/24              1,032,490
           1,500    Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A                6.250       05/01/34              1,562,565
                                                                                                                   ----------------
                                                                                                                        20,465,502
                                                                                                                   ----------------

                    MASSACHUSETTS    3.3%
           1,000    Massachusetts St Dev Fin Agy Briarwood Ser B
                    (Prerefunded @ 12/01/10)                                           8.000       12/01/22              1,259,250
             880    Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth
                    (Acquired 07/27/00, Cost $880,000) (b)                             7.750       06/01/18                913,053
           1,930    Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc              6.375       07/01/29              1,882,175
           2,970    Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance
                    Ser A                                                              7.100       07/01/32              2,920,698
           1,000    Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
                    Providers Ser A (Prerefunded @ 07/01/10)                           8.000       07/01/20              1,242,700
           3,710    Massachusetts St Dev Fin Agy Rev New England Ctr For
                    Children                                                           6.000       11/01/19              3,756,227
           3,100    Massachusetts St Hlth & Ed Civic Investments Ser B                 9.150       12/15/23              3,603,223
           4,475    Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
                    Oblig Grp Ser A                                                    5.625       07/01/20              4,584,682
           1,000    Massachusetts St Hlth & Ed Nichols College Issue Ser C             6.000       10/01/17              1,051,640
           1,000    Massachusetts St Hlth & Ed Northern Berkshire Hlth Ser B           6.250       07/01/24              1,003,120

           1,895    Massachusetts St Indl Fin Agy Assisted Living Fac Rev
                    Marina Bay LLC Proj (AMT)                                          7.500       12/01/27              1,938,263
             990    Massachusetts St Indl Fin Agy Assisted Living Fac Rev
                    Newton Grp Pptys LLC Proj (AMT)                                    8.000       09/01/27              1,046,994
             605    Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim
                    Inc Proj                                                           6.500       10/01/15                556,824
           2,000    Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim
                    Inc Proj                                                           6.750       10/01/28              1,775,160
           2,900    Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
                    (Acquired 06/24/98, Cost $2,900,000) (b)                           6.375       06/01/18              2,816,480
             655    Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
                    (Acquired 06/24/98, Cost $655,000) (b)                             6.200       06/01/08                641,009
           4,000    Massachusetts St Indl Fin Agy Rev Swr Fac Res Ctl
                    Composting (Acquired 08/10/89, Cost $4,000,000) (AMT) (b)          9.250       06/01/10              4,030,960
                                                                                                                   ----------------
                                                                                                                        35,022,458
                                                                                                                   ----------------

                    MICHIGAN    1.7%
           2,500    Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement
                    Rfdg                                                               5.400       11/15/27              2,387,725
             875    Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C
                    (Acquired 09/08/97, Cost $875,000) (b)                             6.850       05/01/21                874,466
           1,000    Gaylord, MI Hosp Fin Auth Ltd Oblig Rev Otsego Mem Hosp
                    Rfdg                                                               6.500       01/01/31                988,870
           1,700    Hillsdale, MI Hosp Fin Hillsdale Cmnty Hlth Ctr                    5.000       05/15/13              1,681,249
           2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg
                    Burcham Hills Ser A Rfdg                                           7.500       07/01/13              2,450,276
           3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg
                    Burcham Hills Ser A Rfdg                                           7.750       07/01/19              3,526,795
           3,045    Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic
                    Ser A Rfdg                                                         6.000       02/01/14              3,050,816
           1,500    Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic
                    Ser A Rfdg                                                         6.000       02/01/24              1,457,145
          11,084    Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp
                    & Fiber Proj (AMT) (c) (h)                                         8.000       12/01/27              1,641,251
                                                                                                                   ----------------
                                                                                                                        18,058,593
                                                                                                                   ----------------

                    MINNESOTA    3.4%
           2,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj                7.750       02/01/31              2,078,420
           1,000    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj
                    Ser B                                                              6.000       10/01/33                917,040
           2,000    Carlton, MN Hlth & Hsg Fac Intermediate Faith Social Svc
                    Inc Proj                                                           7.500       04/01/19              2,092,740
           2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev Benedictine
                    Hlth Sys Saint Marys Hosp                                          5.250       02/15/33              2,535,125
           1,500    Duluth, MN Econ Dev Auth Saint Lukes Hosp                          7.250       06/15/32              1,582,200
           1,000    Duluth, MN Econ Dev Hlth Care Saint Lukes Hosp                     6.000       06/15/12              1,011,330
           2,000    Glencoe, MN Hlthcare Fac Rev                                       7.500       04/01/31              2,155,440
           1,500    Minneapolis & Saint Paul, MN Met Northwest Airl Proj
                    (AMT) (a)                                                          7.375       04/01/25              1,444,200
           6,890    Minneapolis & Saint Paul, MN Met Northwest Airl Proj Ser
                    A (AMT)                                                            7.000       04/01/25              6,228,904
           1,000    Minneapolis & Saint Paul, MN Met Northwest Airl Proj Ser
                    B (Prerefunded @ 04/01/05) (AMT)                                   6.500       04/01/25              1,009,010

           1,500    Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg                       6.250       04/01/34              1,550,130
           1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj Ser A                   6.750       12/01/33              1,446,988
           1,500    Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apt
                    Proj (AMT)                                                         7.550       04/01/39              1,470,045
           1,000    Saint Paul, MN Hsg & Redev Auth Higher Ground Academy
                    Ser A Rfdg                                                         6.625       12/01/23              1,020,390
           1,170    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj
                    Ser A Rfdg                                                         6.625       11/01/17              1,180,343
           1,000    Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj
                    Ser A                                                              7.875       12/01/30              1,058,310
           2,250    Saint Paul, MN Port Auth Hotel Fac Rev Radisson Kellogg
                    Proj Ser 2 Rfdg                                                    7.375       08/01/29              2,356,357
           1,000    Shakopee, MN Hlthcare Saint Francis Regl Med Ctr                   5.250       09/01/34              1,009,740
           1,000    Vadnais Heights, MN Lease Rev Agric & Food Sciences Ser A          6.375       12/01/24                996,580
           1,000    Vadnais Heights, MN Lease Rev Agric & Food Sciences Ser A          6.600       12/01/34                992,830
           1,450    Winona, MN Hlthcare Winona Hlth Ser A                              6.000       07/01/34              1,505,375
                                                                                                                   ----------------
                                                                                                                        35,641,497
                                                                                                                   ----------------

                    MISSISSIPPI    0.1%
             615    Mississippi Business Fin Corp (AMT)                                7.250       07/01/34                626,131
                                                                                                                   ----------------

                    MISSOURI    3.9%
           1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran
                    Svcs Heisinger Proj                                                5.500       02/01/35              1,294,200
           1,000    Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj
                    Rfdg                                                               6.125       10/01/21              1,027,800
           1,000    Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj
                    Rfdg                                                               7.000       10/01/21              1,080,760
             320    Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
                    Proj                                                               7.250       04/01/07                321,331
           3,095    Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
                    Proj                                                               7.625       04/01/17              3,117,470
             484    Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
                    Proj                                                               7.625       04/01/18                487,514
           3,000    Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys
                    Proj                                                               5.500       02/15/29              3,054,300
           2,000    Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer
                    Ser A                                                              6.250       01/01/24              2,046,240
           1,500    Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer
                    Ser A                                                              6.500       01/01/35              1,536,195
             988    Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
                    Brentwood Manor Apt Proj Ser B (AMT)                               7.250       10/15/38                972,548
           3,000    Kansas City, MO Indl Dev Plaza Lib Proj                            5.900       03/01/24              2,998,350
           1,831    Kansas City, MO Multi-Family Hsg Rev Northwoods Apts
                    Proj Ser A (AMT)                                                   6.450       05/01/40              1,826,990
             955    Kansas City, MO Multi-Family Hsg Rev Vlg Green Apt Proj
                    (AMT)                                                              6.250       04/01/30                639,898
          10,820    Missouri St Hlth & Edl Fac Rev Drivers Ser 362 (Inverse
                    Fltg) (Acquired 07/21/03, Cost $11,998,248) (b) (g)                8.570       05/15/11             12,464,748
           2,220    Nevada, MO Hosp Rev Nevada Regional Med Ctr                        6.750       10/01/22              2,305,714

           4,915    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired
                    01/12/99, Cost $4,827,434) (b)                                     6.500       12/01/28              5,017,429
           1,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd)                             6.000       06/01/15              1,202,760
                                                                                                                   ----------------
                                                                                                                        41,394,247
                                                                                                                   ----------------

                    NEVADA    1.0%
           3,500    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp. Proj Ser
                    D1 (AMT) (FGIC Insd)                                               5.250       03/01/38              3,575,775
           1,000    Clark Cnty, NV Pollutn Ctl Rev Southn CA Rfdg (AMT)                3.250       06/01/31                995,150
           2,000    Director St NV Dept Business & Industry Las Ventanas
                    Retirement Proj Ser A (a)                                          7.000       11/15/34              1,979,020
           3,000    Henderson, NV Hlthcare Fac Rev Catholic Hlthcare West
                    Ser A                                                              5.625       07/01/24              3,163,620
           1,000    Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607                    6.000       06/01/19              1,031,820
                                                                                                                   ----------------
                                                                                                                        10,745,385
                                                                                                                   ----------------

                    NEW HAMPSHIRE    1.0%
           1,500    New Hampshire Higher Ed & Hlth Brewster Academy                    6.750       06/01/25              1,510,530
           2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
                    Havenwood-Heritage Heights                                         7.350       01/01/18              2,074,060
           2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
                    Havenwood-Heritage Heights                                         7.450       01/01/25              2,064,080
           1,000    New Hampshire Hlth & Ed Fac Auth Rev NH College Issue              7.500       01/01/31              1,081,930
           1,500    New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth             5.500       07/01/34              1,548,495
           1,500    New Hampshire Hlth & Ed Fac Speare Mem Hosp                        5.875       07/01/34              1,530,390
           1,000    New Hampshire St Business Fin Auth Rev Alice Peck Day
                    Hlth Sys Ser A                                                     6.875       10/01/19              1,012,480
                                                                                                                   ----------------
                                                                                                                        10,821,965
                                                                                                                   ----------------

                    NEW JERSEY    4.7%
           2,240    Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig
                    (Acquired 01/29/97, Cost $2,298,857) (b) (e)                       8.400       04/01/24              2,144,800
           1,000    Middlesex Cnty, NJ Pollutn Ctl Pollutn Ctl Amerada Rfdg            6.050       09/15/34              1,045,430
           2,000    New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac Ser A             7.000       11/15/16              2,068,000
           2,000    New Jersey Econ Dev Auth Continental Airl Inc Proj (AMT)           6.250       09/15/19              1,704,840
           2,000    New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj            5.700       10/01/17              1,942,180
           1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                8.000       11/15/15              1,081,190
           1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                8.125       11/15/18              1,054,450
           1,440    New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                8.125       11/15/23              1,556,597
           1,000    New Jersey Econ Dev Auth Rev First Mtg Winchester
                    Gardens Ser A (Prerefunded @ 11/01/06)                             8.500       11/01/16              1,130,880
           1,500    New Jersey Econ Dev Auth Rev First Mtg Winchester
                    Gardens Ser A (Prerefunded @ 11/01/06)                             8.625       11/01/25              1,699,605


           1,510    New Jersey Econ Dev Auth Rev Kullman Assoc Proj Ser A
                    (AMT)                                                              6.125       06/01/18              1,287,018
           2,000    New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade
                    Bear (AMT)                                                         7.000       06/01/39              1,682,240
           3,000    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen Proj Ser
                    A (Prerefunded @ 05/15/06)                                         8.750       05/15/26              3,318,780
           4,030    New Jersey Econ Dev Auth Spl Fac Rev Continental Airl
                    Inc Proj (AMT)                                                     6.400       09/15/23              3,402,368
           6,000    New Jersey Econ Dev Auth Spl Fac Rev Continental Airl
                    Inc Proj (AMT)                                                     6.250       09/15/29              4,892,040
          10,000    New Jersey Econ Dev Auth Tics Ser 1 (Inverse Fltg)
                    (Acquired 01/21/04, Cost $11,283,787) (AMBAC Insd) (b)
                    (g)                                                                6.376       03/01/11             11,263,300
           3,500    New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig              5.750       07/01/29              3,505,705
           3,225    New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig
                    Grp Ser A                                                          5.375       07/01/33              3,321,427
             810    New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr
                    Issue Rfdg                                                         7.250       07/01/14                853,740
           1,030    New Jersey St Ed Fac Auth Rev Felician College of Lodi
                    Ser D (Acquired 11/07/97, Cost $1,030,000) (b)                     7.375       11/01/22              1,039,600
                                                                                                                   ----------------
                                                                                                                        49,994,190
                                                                                                                   ----------------

                    NEW MEXICO    0.6%
           4,110    Albuquerque, NM Retirement Fac Rev La Vida Llena Proj
                    Ser B Rfdg                                                         6.600       12/15/28              4,080,490
           1,020    New Mexico Hsg Auth Region III Sr Brentwood Gardens Apt
                    Ser A (AMT)                                                        6.850       12/01/31              1,049,458
             750    Ventana West Pub Impt Dist NM                                      6.875       08/01/33                763,890
                                                                                                                   ----------------
                                                                                                                         5,893,838
                                                                                                                   ----------------

                    NEW YORK    5.3%
             975    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj Ser
                    A                                                                  6.875       06/01/39                925,889
           1,400    Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
                    Woodcrest Estates Fac Ser A (AMT)                                  6.375       12/01/37              1,390,368
           3,500    Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Ser A
                    Rfdg                                                               7.500       03/01/29              3,495,205
           2,105    Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                     8.000       11/15/15              2,277,189
           3,125    Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A
                    (AMBAC Insd)                                                       5.000       11/15/12              3,477,937
           3,000    New York City Indl Dev Agy JFK Intl Arpt Proj Ser B (AMT)          8.500       08/01/28              2,453,280
           4,800    New York City Ser A                                                7.000       08/01/07              5,195,040
             200    New York City Ser A (Prerefunded @ 08/01/06)                       7.000       08/01/07                218,022
           6,000    New York City Ser D                                                5.000       11/01/26              6,161,460
           5,000    New York City Ser I (MBIA Insd)                                    5.000       08/01/17              5,429,850
           5,000    New York City Transitional Drivers Ser 386 (Inverse
                    Fltg) (Acquired 02/02/04, Cost $5,451,138) (b) (g)                 7.710       02/01/12              5,563,800
           1,360    New York St Dorm Auth Revs NY Methodist Hosp                       5.250       07/01/24              1,436,527
           2,000    New York St Dorm Auth Revs NY Methodist Hosp                       5.250       07/01/33              2,068,780
           2,500    New York St Energy Resh & Dev Auth Gas Fac Rev (Inverse
                    Fltg) (g)                                                         11.509       04/01/20              3,099,125

           1,965    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev Highpointe at
                    Malta Proj Ser A                                                   6.875       06/01/39              1,790,665
           1,000    Suffolk Cnty, NY Gurwin Jewish Phase II                            6.700       05/01/39              1,030,140
           1,000    Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement
                    Cmnty Rev                                                          7.250       11/01/28              1,051,970
             970    Suffolk Cnty, NY Indl Dev Agy Eastern Long Is Hosp Assoc
                    Ser A                                                              7.750       01/01/22                986,665
           1,400    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev Spellman High
                    Voltage Fac Ser A (AMT)                                            6.375       12/01/17              1,254,918
           1,445    Suffolk Cnty, NY Indl Dev Agy Peconic Landing Ser A                8.000       10/01/20              1,546,540
           1,000    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A          7.375       03/01/31              1,027,260
           1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine
                    Hosp Proj Ser A (a)                                                6.450       06/01/24                918,230
           2,315    Utica, NY Indl Dev Agy Civic Utica College Civic Fac               6.750       12/01/21              2,396,256
           1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc Ser
                    A                                                                  7.375       07/01/30              1,065,510
                                                                                                                   ----------------
                                                                                                                        56,260,626
                                                                                                                   ----------------

                    NORTH CAROLINA    1.3%
           2,000    North Carolina Med Care Commn First Mtg United Methodist
                    Homes                                                              7.000       10/01/17              2,075,500
          10,000    North Carolina St Rites PA 1246 (Inverse Fltg) (Acquired
                    03/16/04, Cost $11,695,090) (b) (g)                                7.411       03/01/12             11,386,500
                                                                                                                   ----------------
                                                                                                                        13,462,000
                                                                                                                   ----------------

                    NORTH DAKOTA    0.3%
           2,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj           6.250       12/01/34              1,928,180
             950    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj           6.375       12/01/34                929,584
                                                                                                                   ----------------
                                                                                                                         2,857,764
                                                                                                                   ----------------

                    OHIO    3.0%
           5,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A
                    Rfdg                                                               7.125       11/15/33              5,260,650
           3,000    Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax Increment                7.000       12/01/18              3,134,100
           1,000    Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc
                    Proj Ser C                                                         6.250       05/15/32              1,003,690
             623    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts
                    Ser A1 Rfdg (f)                                              6.000/7.625       10/01/37             423,043
           1,081    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts
                    Ser A2 Rfdg (c)                                                    5.460       10/01/37                  1,081
           5,000    Cuyahoga Cnty, OH Rev Ser A Rfdg                                   6.000       01/01/32              5,427,450
           1,760    Dayton, OH Spl Fac Rev Air Freight Cargo Day LLC Proj
                    (AMT)                                                              6.300       04/01/22              1,588,646
           7,510    Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Ser A            5.625       08/15/32              7,797,182
           1,500    Lucas Cnty, OH Hlthcare & Impt Sunset Retirement Rfdg              6.500       08/15/20              1,603,095
             750    Lucas Cnty, OH Port Auth Rev Saint Mary Woods Proj Ser A           6.000       05/15/24                750,855
           2,250    Lucas Cnty, OH Port Auth Rev Saint Mary Woods Proj Ser A           6.000       05/15/34              2,206,597
           2,875    Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj
                    Rfdg                                                               6.400       08/01/28              2,715,524

                                                                                                                   ----------------
                                                                                                                        31,911,913
                                                                                                                   ----------------

                    OKLAHOMA    2.3%
           1,000    Citizen Potawatomi Nation, OK Ser A                                6.500       09/01/16              1,014,750
             605    Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A           7.000       08/01/10                606,609
             750    Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A           7.400       08/01/17                752,513
           1,000    Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A           7.625       08/01/20              1,003,320
           1,000    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg           7.000       04/01/25              1,009,330
           2,000    Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg
                    (a)                                                                6.000       04/01/18              2,004,440
           1,065    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
                    Rfdg (Prerefunded @ 08/15/09)                                      5.750       08/15/12              1,208,913
           1,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
                    Rfdg (Prerefunded @ 08/15/09)                                      5.750       08/15/15              1,135,130
           4,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
                    Rfdg (Prerefunded @ 08/15/09)                                      5.625       08/15/19              4,519,000
           3,250    Tulsa Cnty, OK Pub Fac Auth (AMBAC Insd)                           6.250       11/01/22              3,768,473
           3,000    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj Rfdg                    6.250       06/01/20              2,557,230
           5,000    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg (AMT) (a)                    7.750       06/01/35              5,143,950
                                                                                                                   ----------------
                                                                                                                        24,723,658
                                                                                                                   ----------------

                    OREGON    1.1%
           2,000    Clackamas Cnty, OR Hosp Fac Willamette View Inc Proj Ser
                    A                                                                  7.500       11/01/29              2,132,200
           2,145    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                           6.875       08/01/28              2,165,056
           2,500    Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza
                    Proj Rfdg (Acquired 05/21/04, Cost $2,442,200) (b)                 6.500       12/01/29              2,515,000
           3,818    Oregon St Hlth Hsg Ed & Cultural Fac Auth (AMT)                    7.250       06/01/28              3,766,422
             995    Oregon St Hlth Hsg Ed Auth OR Baptist Retirement Homes
                    Ser A                                                              8.000       11/15/26              1,043,476
                                                                                                                   ----------------
                                                                                                                        11,622,154
                                                                                                                   ----------------

                    PENNSYLVANIA    6.4%
           2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                         9.250       11/15/15              2,327,360
           2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                         9.250       11/15/22              2,327,360
           2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                         9.250       11/15/30              2,327,360
           2,000    Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)                   6.625       09/01/24              1,875,780
           1,500    Allegheny, PA Rev Auth Pittsburgh Mills Proj                       5.600       07/01/23              1,522,245
           6,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Collateral
                    Toledo Edison Co Proj Ser A Rfdg                                   7.750       05/01/20              6,360,600
           1,000    Berks Cnty, PA Muni Auth Rev Phoebe Berks Vlg Inc Proj
                    Rfdg (Prerefunded @ 05/15/06)                                      7.700       05/15/22              1,089,100
           1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
                    Chandler                                                           6.200       05/01/19                975,460
           1,500    Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp Ser A             6.750       07/01/31              1,598,325
           2,500    Cliff House Ctf Trust Var Sts Ctf Part Ser A (AMT)                 6.625       06/01/27              1,920,800
           2,000    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods
                    Cedar Run Ser A Rfdg (e)                                           6.500       11/01/28                510,560

           3,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront
                    Office                                                             6.000       01/01/25              2,740,620
           2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC Proj Rfdg
                    (AMT)                                                              5.850       06/01/27              2,306,700
           1,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Anne's
                    Home                                                               6.625       04/01/28              1,005,310
           1,200    Lehigh Cnty, PA Gen Purp Auth First Mtg Bible Fellowship
                    Church                                                             7.625       11/01/21              1,302,048
           3,000    Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd Group
                    Ser A                                                              5.500       11/01/24              3,105,030
           2,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group
                    Rfdg                                                               6.000       11/01/23              1,756,260
           1,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc
                    Proj                                                               6.100       06/01/18                906,290
             500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
                    Meadowood Corp Rfdg                                                7.000       12/01/10                516,645
           2,500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
                    Meadowood Corp Rfdg                                                7.250       12/01/15              2,534,375
           6,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
                    Meadowood Corp Rfdg                                                7.400       12/01/20              6,109,140
           1,415    Northeastern PA Hosp & Ed Auth Hlthcare Rev                        7.125       10/01/29              1,413,967
           3,000    Pennsylvania Econ Dev Fin Auth Reliant Energy Seward Ser
                    A (AMT) (a)                                                        6.750       12/01/36              3,123,870
           3,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver
                    Proj Ser D (AMT)                                                   7.050       12/01/10              3,070,140
             980    Pennsylvania St Higher Ed Student Assn Inc Proj Ser A              6.750       09/01/32              1,026,001
           2,150    Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg                   7.750       12/01/17              2,196,999
           4,105    Philadelphia, PA Gas Wks Rev Drivers Ser 384 (Inverse
                    Fltg) (Acquired 01/20/04, Cost $4,860,662)
                    (FSA Insd) (b) (g)                                                 8.460       07/01/11              4,878,505
           2,140    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
                    Centralized Comp Human Svcs Ser A                                  6.125       01/01/13              2,139,337
           1,500    Scranton Lackawanna, PA Hlth & Welfare Auth Rev Rfdg
                    (Prerefunded @ 01/15/07)                                           7.250       01/15/17              1,664,550
           2,000    Scranton Lackawanna, PA Hlth & Welfare Auth Rev Rfdg
                    (Prerefunded @ 01/15/07)                                           7.350       01/15/22              2,223,160
           1,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone Ser
                    B                                                                  8.000       11/15/23              1,618,515
                                                                                                                   ----------------
                                                                                                                        68,472,412
                                                                                                                   ----------------

                    RHODE ISLAND    0.3%
           1,825    Rhode Island St Econ Dev Corp Rev Oblig Providence Place           7.250       07/01/20              1,778,390
           1,000    Rhode Island St Hlth & Ed Hosp Fin Ser A                           6.000       09/15/33              1,015,960
                                                                                                                   ----------------
                                                                                                                         2,794,350
                                                                                                                   ----------------

                    SOUTH CAROLINA    1.0%
           1,570    South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt
                    Palmetto Hlth Alliance Ser A Rfdg                                  6.250       08/01/31              1,677,168
           2,965    South Carolina Jobs Econ Dev Auth Student Hdg Rev
                    Drivers Ser 650 (Inverse Fltg) (Acquired 12/17/04, Cost
                    $3,432,319) (MBIA Insd) (b) (g)                                    7.673       08/01/12              3,453,899
           1,000    South Carolina Jobs Econ Dev Episcopal Home Still Proj A           6.000       05/15/17              1,018,220

           2,000    South Carolina Jobs Econ Dev First Mtg Westley Commons
                    Proj                                                               7.750       10/01/24              2,113,920
           2,000    South Carolina Jobs Econ Dev First Mtg Westley Commons
                    Proj                                                               8.000       10/01/31              2,130,700
                                                                                                                   ----------------
                                                                                                                        10,393,907
                                                                                                                   ----------------

                    SOUTH DAKOTA    0.3%
           1,010    Keystone, SD Econ Dev Rev Wtr Quality Mgmt Corp Ser A
                    (AMT)                                                              6.000       12/15/18              1,005,627
           1,495    Sioux Falls, SD Multi-Family Hsg Inn Westport Proj Ser A
                    (Acquired 01/26/04, Cost $1,495,000) (b)                           7.500       12/01/34              1,513,374
           1,050    South Dakota St Hlth & Ed Fac Auth Rev Sioux VY Hosp &
                    Hlth Sys Ser A                                                     5.250       11/01/34              1,063,766
                                                                                                                   ----------------
                                                                                                                         3,582,767
                                                                                                                   ----------------

                    TENNESSEE    1.8%
           3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg (MBIA Insd)            7.750       07/01/29              3,848,610
           1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg
                    Mtn States Hlth Ser A Rfdg                                         7.500       07/01/33              1,185,900
           1,000    Johnson City, TN Hlth & Ed Facs Brd Retirement Fac Rev
                    Appalachian Christian Vlg Proj Ser A                               6.250       02/15/32                998,610
           2,955    SCA Tax Exempt Trust Multi-Family Mtg Memphis Hlth Ed
                    Rev Ser A6 (AMT) (FSA Insd)                                        7.350       01/01/30              3,020,040
           1,000    Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                     7.000       12/01/23              1,027,310
           1,000    Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                     7.250       12/01/34              1,033,550
           5,320    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev                        8.410       11/01/19              5,416,930
           2,815    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj Ser A
                    (Acquired 06/08/89, Cost $2,815,000) (b)                          10.000       11/01/19              2,989,080
           1,160    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj Ser B
                    (Acquired 06/08/89, Cost $1,160,000) (b) (c)                      10.000       11/01/20                122,960
                                                                                                                   ----------------
                                                                                                                        19,642,990
                                                                                                                   ----------------

                    TEXAS    7.6%
             560    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC
                    Proj Ser A (AMT)                                                   6.250       10/01/08                555,884
           3,000    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC
                    Proj Ser A (AMT)                                                   6.500       10/01/23              2,704,290
           1,000    Atlanta, TX Hosp Auth Fac Rev                                      6.700       08/01/19                981,710
           2,035    Atlanta, TX Hosp Auth Fac Rev                                      6.750       08/01/29              1,975,558
           1,000    Austin-Bergstorm Landhost Enteprises Inc TX Arpt Hotel
                    Sr Ser A (e)                                                       6.750       04/01/27                482,890
           1,960    Bell Cnty, TX Indl Dev Corp Solid Waste Disposal Rev
                    (AMT) (c)                                                          7.600       12/01/17                294,000
             995    Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev
                    Woodland Ridge Apt Proj Ser A                                      7.000       01/01/39                971,707
           2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp                             5.375       01/01/32              2,045,100
             735    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem
                    Proj Ser A                                                         6.250       02/01/32                762,004
           1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg
                    (Acquired 08/28/89, Cost $1,044,994) (b)                               *       08/01/11              1,113,670
           3,445    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg                           7.250       04/01/32              3,559,787
           2,970    Dallas, TX Wtrwks & Swr Sys Rev Rfdg                               5.750       10/01/17              3,332,399

           2,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A                7.000       09/01/25              2,539,975
           2,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A                7.125       09/01/34              2,551,400
           6,400    Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser B
                    (AMT)                                                              6.125       07/15/17              5,340,672
           3,000    Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser C
                    (AMT)                                                              5.700       07/15/29              2,182,980
           2,280    Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E
                    (AMT)                                                              6.750       07/01/29              1,971,539
           1,750    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)           5.125       07/01/32              1,775,568
           3,000    Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty
                    Ser A                                                              7.125       02/15/34              3,171,510
           3,750    Lower CO River Auth TX Rev Ser A Rfdg (Inverse Fltg)
                    (Acquired 10/20/99, Cost $3,784,875) (FSA Insd) (b) (g)            9.126       05/15/15              4,678,163
           8,880    Lower CO River Auth TX Rev Ser A Rfdg (Inverse Fltg)
                    (Acquired 10/20/99, Cost $9,017,442) (FSA Insd) (b) (g)            9.126       05/15/14             11,113,675
           1,445    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon
                    Proj Ser A (e)                                                     6.500       07/01/19              1,138,053
           2,275    Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc
                    Apt Proj                                                           6.500       12/01/30              2,100,235
           2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem
                    Hosp Proj                                                          7.250       01/01/31              2,503,350
           2,820    Midlothian, TX Dev Auth Tax Increment Contract Rev                 6.700       11/15/23              2,917,093
           2,000    Midlothian, TX Dev Auth Tax Increment Contract Rev                 7.875       11/15/26              2,220,600
           1,500    Midlothian, TX Dev Auth Tax Increment Contract Rev
                    (Acquired 12/02/04, Cost $1,500,000) (b)                           6.200       11/15/29              1,506,465
           1,000    Richardson, TX Hosp Auth Rev Baylor & Richardson Impt
                    Rfdg                                                               5.625       12/01/28              1,027,560
             250    San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing Ctr
                    Part                                                               8.250       12/01/19                251,935
           1,596    Texas Gen Svcs Comm Part Interests                                 7.250       08/01/11              1,613,234
           1,850    Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (AMT)
                    (GNMA Collateralized)                                              6.900       07/02/24              1,857,234
             220    Texas St Higher Ed Coordinating Brd College Student Ln
                    Rev (AMT)                                                          7.849       10/01/25                220,946
           1,675    Texas St Pub Fin Auth Sch Excellence Ed Proj Ser A
                    (Acquired 12/02/04, Cost $1,654,214) (b)                           7.000       12/01/34              1,672,772
           1,500    Texas St Student Hsg Corp MSU Proj Midwestern St Univ              6.500       09/01/34              1,583,415
           2,950    Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp                   6.000       07/01/29              2,979,205
             965    Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Ser A Rfdg           6.250       01/01/28                962,665
           2,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj                     7.500       12/01/29              2,553,000
                                                                                                                   ----------------
                                                                                                                        81,212,243
                                                                                                                   ----------------

                    UTAH    0.1%
           1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c)                 7.800       09/01/15                201,000
           1,165    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c)                 8.000       09/01/20                234,165

           1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c)                 7.800       09/01/25                201,000
              80    Utah St Hsg Fin Agy Single Family Mtg Mezz A1 (AMBAC
                    Insd)                                                              6.100       07/01/13                 83,071
                                                                                                                   ----------------
                                                                                                                           719,236
                                                                                                                   ----------------

                    VERMONT    0.3%
           1,015    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac Copley
                    Manor Proj (e)                                                     6.250       04/01/29                719,554
           1,000    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental
                    Hlth Ser A                                                         6.000       12/15/09              1,100,350
           1,000    Vermont Ed & Hlth Bldg Fin Bennington College Proj                 6.625       10/01/29              1,015,490
                                                                                                                   ----------------
                                                                                                                         2,835,394
                                                                                                                   ----------------

                    VIRGINIA    1.2%
           1,000    Greensville Cnty, VA Indl Dev Wheeling Steel Proj Ser A
                    (AMT)                                                              7.000       04/01/14                688,630
           2,500    Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev
                    Utd Methodist Ser A Rfdg                                           6.500       06/01/22              2,642,650
           6,000    Peninsula Port Auth VA Residential Care Fac Rev VA
                    Baptist Homes Ser A                                                7.375       12/01/32              6,342,300
           1,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser A                     6.300       07/01/35              1,025,270
           1,700    Virginia Small Business Fin Auth Rev Indl Dev SIL Clean
                    Wtr Proj (AMT)                                                     7.250       11/01/24              1,687,760
                                                                                                                   ----------------
                                                                                                                        12,386,610
                                                                                                                   ----------------

                    WASHINGTON    1.0%
           6,580    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA
                    Insd)                                                              5.500       07/01/17              7,325,909
           1,000    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp             7.250       12/01/15              1,039,400
           1,000    Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)             7.125       04/01/20                926,000
           2,000    Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)             7.250       04/01/30              1,844,080
                                                                                                                   ----------------
                                                                                                                        11,135,389
                                                                                                                   ----------------

                    WISCONSIN    1.6%
             800    Baldwin, WI Hosp Rev Mtg Ser A                                     6.125       12/01/18                803,224
           1,000    Baldwin, WI Hosp Rev Mtg Ser A                                     6.375       12/01/28              1,005,330
           1,745    Milwaukee, WI Rev Sr Air Cargo (AMT)                               6.500       01/01/25              1,771,035
           2,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc
                    Ser A                                                              5.600       02/15/29              2,026,560
           3,000    Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee Catholic
                    Home Inc Proj                                                      7.500       07/01/26              3,074,130
           1,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj Ser
                    A                                                                  7.625       08/15/30              1,039,510
           1,500    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc Ser
                    A                                                                  6.750       08/15/34              1,524,645
           1,000    Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare Ser C            7.500       05/01/32              1,053,900
           2,000    Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc Proj                  6.100       05/01/34              2,109,060
           1,500    Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr Ser A                6.125       04/01/24              1,486,620
             750    Wisconsin Hlth & Ed Fac Eastcastle Place Inc Proj (a)              6.000       12/01/24                751,470
                                                                                                                   ----------------

                                                                                                                   ----------------
                                                                                                                        16,645,484
                                                                                                                   ----------------

                    WYOMING    0.1%
           1,500    Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr                  6.750       12/01/27              1,524,000
                                                                                                                   ----------------

                    PUERTO RICO    0.7%
           2,465    Puerto Rico Port Auth Rev Spl Fac Amern Airl Ser A (AMT)           6.250       06/01/26              1,729,321
           5,000    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I                       5.250       07/01/33              5,236,100
                                                                                                                   ----------------
                                                                                                                         6,965,421
                                                                                                                   ----------------

                    U. S. VIRGIN ISLANDS    0.3%
           2,500    Northern Mariana Islands Ser A                                     7.375       06/01/30              2,625,625
           1,000    Virgin Islands Pub Fin Auth Resr Secd-Hovensa Refinery
                    (AMT)                                                              5.875       07/01/22              1,062,580
                                                                                                                   ----------------
                                                                                                                         3,688,205
                                                                                                                   ----------------

TOTAL LONG-TERM INVESTMENTS    99.0%
   (Cost $1,047,836,664)                                                                                             1,052,704,912

SHORT-TERM INVESTMENTS    0.8%
   (Cost $9,050,000)                                                                                                     9,050,000
                                                                                                                   ----------------

TOTAL INVESTMENTS    99.8%
   (Cost $1,056,886,664)                                                                                             1,061,754,912

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                            2,058,340
                                                                                                                   ----------------

NET ASSETS    100.0%                                                                                                $1,063,813,252
                                                                                                                   ================

                  Percentages are calculated as a percentage of net assets.

*                 Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 12.7% of net assets.

(c)               Non-income producing security.

(d) This borrower has filed for protection in federal bankruptcy court.

(e)               Interest is accruing at less than the stated coupon.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(h)               Payment-in-kind security.


ACA            -  American Capital Access
AMBAC          -  AMBAC Indemnity Corp.
AMT            -  Alternative Minimum Tax
FGIC           -  Financial Guaranty Insurance Co.
FSA            -  Financial Security Assurance Inc.
GNMA           -  Government National Mortgage Association
MBIA           -  Municipal Bond Investors Assurance Corp.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
    ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By: /s/ James W. Garrett
    ------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005